                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21771

                             YieldQuest Funds Trust
               (Exact name of registrant as specified in charter)

                          3280 Peachtree Rd, Suite 2600
                                Atlanta, GA 30305
               (Address of principal executive offices) (Zip code)

                                 Jay K. Chitnis
                          3280 Peachtree Rd, Suite 2600
                                Atlanta, GA 30305
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 404-446-3370

                       Date of fiscal year end: October 31

                    Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

YIELDQUEST LOGO






                           YIELDQUEST CORE EQUITY FUND
                        YIELDQUEST TOTAL RETURN BOND FUND
                         YIELDQUEST TAX-EXEMPT BOND FUND







                          -----------------------------
                               SEMI ANNUAL REPORT
                                 APRIL 30, 2010

                          -----------------------------






                         3280 PEACHTREE ROAD, SUITE 2600
                                ATLANTA, GA 30305
                                 1-877-497-3634
                            www.YieldQuest-Funds.com







DISTRIBUTED BY YIELDQUEST SECURITIES, LLC
FINRA MEMBER

 YIELDQUEST FUNDS' PORTFOLIO BREAKDOWNS (UNAUDITED)

CORE EQUITY FUND

PORTFOLIO BREAKDOWN                             % OF
AS OF APRIL 30, 2010                      TOTAL INVESTMENT
----------------------------------------------------------
Equity Exchange Traded Funds                    57.74%
Equity Closed-End Funds                         30.01%
Commodity Exchange Traded Funds                  3.24%
Common Stocks                                    2.53%
Taxable Fixed Income Exchange
  Traded Funds                                   2.20%
Asset Allocation Closed-End Funds                1.95%
Other/Short-Term*                                2.33%
                                               -------
Total                                          100.00%
                                               -------



TOTAL RETURN BOND FUND

PORTFOLIO BREAKDOWN                             % OF
AS OF APRIL 30, 2010                      TOTAL INVESTMENT
----------------------------------------------------------
Corporate Bonds                                 24.17%
Taxable Fixed Income Closed-End Funds            9.42%
Commodity Exchange Traded Funds                  8.74%
Foreign Bonds                                    8.31%
Municipal Bonds                                  6.18%
Taxable Fixed Income Exchange
  Traded Funds                                   6.10%
Taxable Municipal Bonds                          4.75%
Equity Closed-End Funds                          2.73%
Equity Exchange Traded Funds                     2.00%
Asset Allocation Closed-End Funds                1.66%
Other/Short-Term*                               25.94%
                                               -------
Total                                          100.00%
                                               -------



TAX-EXEMPT BOND FUND

PORTFOLIO BREAKDOWN                             % OF
AS OF APRIL 30, 2010                      TOTAL INVESTMENT
----------------------------------------------------------
Municipal Bonds                                 84.99%
Commodity Exchange Traded Funds                  6.39%
Taxable Fixed Income Closed-End Funds            3.40%
Equity Exchange Traded Funds                     1.41%
Municipal Closed-End Funds                       1.28%
Other/Short-Term*                                2.53%
                                               -------
Total                                          100.00%
                                               -------



-------

*    "Other/Short-Term" includes short-term investments, plus other investments not included in the categories above that comprised less than 1% of a Fund's total investments at the time of measurement. Portfolio composition is subject to change.

 YIELDQUEST CORE EQUITY FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2010



   % OF
NET ASSETS  DESCRIPTION                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------------

     2.72%  COMMON STOCKS
     0.21%  APPAREL
            Christian Dior SA                                                         100    $   10,682
            Hermes International                                                       50         6,633
                                                                                             ----------
                                                                                                 17,315
                                                                                             ----------

     1.49%  BANKS
            Goldman Sachs Group, Inc./The                                             850       123,420
                                                                                             ----------

     0.42%  HOLDING COMPANIES
            LVMH Moet Hennessy Louis Vuitton SA                                       300        34,687
                                                                                             ----------

     0.12%  LODGING
            Orient-Express Hotels Ltd., Class A (a)                                   700         9,555
                                                                                             ----------

     0.48%  RETAIL
            Bulgari SpA                                                               500         4,164
            Compagnie Financiere Richemont SA                                         600        22,218
            PPR                                                                       100        13,508
                                                                                             ----------
                                                                                                 39,890
                                                                                             ----------
            TOTAL COMMON STOCKS
            (Cost $184,927)                                                                     224,867

   102.26%  EXCHANGE TRADED/CLOSED-END FUNDS
     2.10%  ASSET ALLOCATION CLOSED-END FUNDS
            Evergreen International Balanced Income Fund                            6,100        85,522
            Gabelli Dividend & Income Trust                                         2,500        35,725
            NFJ Dividend, Interest & Premium Strategy Fund (b)                      3,300        52,305
                                                                                             ----------
                                                                                                173,552
                                                                                             ----------

     3.48%  COMMODITY EXCHANGE TRADED FUNDS
            iPath Dow Jones-UBS Commodity Index Total Return ETN (a)                6,700       272,154
            ProShares Ultra DJ-AIG Commodity (a)                                      600        15,588
                                                                                             ----------
                                                                                                287,742
                                                                                             ----------

    32.25%  EQUITY CLOSED-END FUNDS
            Blue Chip Value Fund, Inc. (a)                                         41,650       141,610
            Boulder Growth & Income Fund, Inc. (a)                                 21,900       132,714
            Boulder Total Return Fund, Inc. (a) (b)                                 5,650        83,620
            Central Securities Corp.                                                7,647       159,287
            Cohen & Steers Closed-End Opportunity Fund, Inc. (c)                   29,900       381,823
            Cohen & Steers Dividend Majors Fund, Inc. (b)                           6,100        70,272
            First Opportunity Fund, Inc. (b)                                       14,350       100,593
            Greater China Fund, Inc. (b)                                           10,500       122,325
            H&Q Healthcare Investors                                                4,150        53,618
            H&Q Life Sciences Investors                                             4,700        49,350
            Japan Equity Fund, Inc. (b)                                            19,900       117,410
            John Hancock Bank and Thrift Opportunity Fund (b)                       7,625       133,132
            Liberty All-Star Equity Fund                                           17,620        86,514
            Liberty All-Star Growth Fund, Inc. (b)                                 21,975        87,021
            Macquarie Global Infrastructure Total Return Fund, Inc.                 4,100        63,099
            Macquarie/First Trust Global Infrastructure/Utilities
              Dividend & Income Fund                                                5,250        64,732
            Madison Strategic Sector Premium Fund                                   3,400        43,214
            Morgan Stanley China A Share Fund (a)                                   6,600       183,810
            RiverSource LaSalle International Real Estate Fund, Inc. (b)            2,900        22,736
            Royce Focus Trust, Inc. (a) (b)                                         8,000        55,200
            Royce Micro-Cap Trust, Inc. (a)                                        19,150       169,478
            Royce Value Trust, Inc. (a)                                            13,550       170,595
            Tri-Continental Corp. (b)                                              13,700       173,990
                                                                                             ----------
                                                                                              2,666,143
                                                                                             ----------



See accompanying notes to financial statements.
                                        2

 YIELDQUEST CORE EQUITY FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------------
    62.06%  EQUITY EXCHANGE TRADED FUNDS
            Claymore/BNY Mellon BRIC ETF (b)                                        3,000    $  127,020
            Consumer Staples Select Sector SPDR Fund                               11,800       326,034
            Energy Select Sector SPDR Fund                                          2,000       119,820
            Financial Select Sector SPDR Fund                                       5,300        85,595
            Health Care Select Sector SPDR Fund                                     5,900       182,487
            Industrial Select Sector SPDR Fund (b)                                  9,600       313,248
            iShares Dow Jones U.S. Home Construction Index Fund (b)                 9,300       141,825
            iShares Dow Jones U.S. Transportation Average Index Fund                  800        67,488
            iShares FTSE/Xinhua China 25 Index Fund                                 4,100       167,362
            iShares MSCI Australia Index Fund (b)                                   5,000       117,350
            iShares MSCI Brazil Index Fund (b)                                      4,100       296,430
            iShares MSCI Japan Index Fund (b)                                      23,800       247,282
            iShares MSCI Singapore Index Fund                                       9,700       116,788
            iShares MSCI Spain Index Fund                                           2,200        87,164
            iShares S&P North American Technology-Semiconductors
              Index Fund                                                            1,650        83,193
            Market Vectors Steel Index Fund                                           650        41,425
            Materials Select Sector SPDR Trust                                      7,800       265,278
            Oil Services HOLDRs Trust                                               1,000       123,660
            Powershares Golden Dragon Halter USX China Portfolio                    7,600       190,380
            ProShares Ultra Financials (b)                                          4,270       300,138
            ProShares Ultra Health Care                                             3,300       166,419
            ProShares Ultra Oil & Gas (b)                                           5,800       215,934
            ProShares Ultra Technology (b)                                          6,700       377,880
            ProShares UltraShort MSCI Emerging Markets (a)                            840        41,513
            ProShares UltraShort Russell 2000 (a)                                   9,900       180,675
            ProShares UltraShort S&P500 (a)                                         6,400       191,040
            SPDR Metals & Mining ETF                                                  550        30,668
            Technology Select Sector SPDR Fund (b)                                  5,400       126,576
            Telecom HOLDRs Trust (b)                                                6,000       143,760
            Utilities Select Sector SPDR Fund (b)                                   8,400       255,948
                                                                                             ----------
                                                                                              5,130,380
                                                                                             ----------

     2.37%  TAXABLE FIXED INCOME EXCHANGE TRADED FUNDS
            ProShares UltraShort 20+ Year Treasury                                  1,200        54,192
            ProShares UltraShort 7-10 Year Treasury                                 2,850       141,360
                                                                                             ----------
                                                                                                195,552
                                                                                             ----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
            (Cost $7,333,695)                                                                 8,453,369
                                                                                             ----------


                                                                                CONTRACTS
                                                                                ---------
     0.41%  PURCHASED OPTIONS (A)
            iShares Barclays 20+ Year Treasury:
              05/22/2010, Put @ $88                                                    34           442
              05/22/2010, Put @ $89                                                   192         4,800
              05/22/2010, Put @ $90                                                   146         6,132
              05/22/2010, Put @ $91                                                    86         5,934
            iShares Russell 2000, 05/22/2010, Put @ $71                                42         5,880
            SPDR S&P 500 ETF Trust, 05/22/2010, Put @ $118                             59        10,443
                                                                                             ----------
            TOTAL PURCHASED OPTIONS
            (Cost $42,625)                                                                       33,631
                                                                                             ----------



                                                                                  SHARES
                                                                                ---------
     2.09%  SHORT-TERM INVESTMENT
            Dreyfus Institutional Reserves Money Market Fund 0.00% (d)            172,962       172,962
                                                                                             ----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $172,962)                                                                     172,962
                                                                                             ----------


See accompanying notes to financial statements.
                                        3

 YIELDQUEST CORE EQUITY FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------------

   107.48%  TOTAL INVESTMENTS
            (Cost $7,734,209)                                                                $8,884,829
                                                                                             ----------

   (7.48)%  NET OTHER ASSETS (LIABILITIES)                                                     (618,236)
                                                                                             ----------

   100.00%  NET ASSETS                                                                       $8,266,593
                                                                                             ----------




    14.70%  EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            Consumer Discretionary Select Sector SPDR Fund                          3,300       114,939
            iShares MSCI South Korea Index Fund                                     2,850       148,001
            Market Vectors Russia ETF                                               1,950        66,105
            Powershares Golden Dragon Halter USX China Portfolio (b)               21,500       538,575
            Rydex S&P Equal Weight ETF                                              4,950       216,365
            SPDR Barclays Capital High Yield Bond ETF                                 555        22,305
            SPDR S&P 500 ETF Trust                                                    250        29,715
            Vanguard Emerging Markets ETF                                           1,170        49,210
            WisdomTree India Earnings Fund                                          1,300        30,238
                                                                                             ----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            (Proceeds $1,383,567)                                                            $1,215,453
                                                                                             ----------





                                                            MARKET                        UNREALIZED
                                        LOCAL CURRENCY      VALUE      SETTLEMENT DATE   GAIN/(LOSS)
                                        --------------   -----------   ---------------   -----------
          FOREIGN CURRENCY
          TO SELL:
          Australian Dollar                  157,917        $146,002      05/07/2010        $     72
          Japanese Yen                    26,438,460         281,473      05/07/2010           1,313
                                                                                            --------
                                                                                               1,385
                                                                                            --------
          TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS       $  1,385
                                                                                            --------


                                                                           NOTIONAL       UNREALIZED
                                                          CONTRACTS         VALUE        GAIN/(LOSS)
                                                         -----------   ---------------   -----------
          FUTURES CONTRACTS PURCHASED
          DJ Euro Stoxx 50, expires 06/21/2010                    31     $ 1,235,238        $(17,889)
          Nasdaq 100 E-Mini, expires 06/18/2010                   26       1,081,486          42,266
          S&P 500 E-Mini, expires 06/18/2010                      25       1,469,665          (9,585)
                                                                                            --------
                                                                                              14,792
                                                                                            --------
          FUTURES CONTRACTS SOLD SHORT
          90 Day Euro$, expires 12/13/2010                         2       2,000,000          (1,005)
          90 Day Euro$, expires 03/14/2011                        18      18,000,000          (5,108)
          E-Mini Crude Oil, expires 06/21/2010                    11         481,565          (7,740)
          Russell 2000 Mini, expires 06/18/2010                    9         667,197         (23,247)
                                                                                            --------
                                                                                             (37,100)
                                                                                            --------
          TOTAL                                                                             $(22,308)
                                                                                            --------



-------

(a)     Non-income producing security.
(b)     All or a portion of the security is pledged as collateral for securities sold short.
(c)     All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)     Rate represents effective yield.

ETF     Exchange-Traded Fund
ETN     Exchange-Traded Note
HOLDRs  Holding Company Depositary Receipts
SPDR    S&P Depositary Receipts




See accompanying notes to financial statements.
                                        4

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2010



   % OF
NET ASSETS  DESCRIPTION                                                PRINCIPAL       VALUE
------------------------------------------------------------------------------------------------

    23.00%  CORPORATE BONDS
     6.05%  AIRLINES
            American Airlines, Inc., 7.858%, 10/01/2011,
              Series 01-2 (a)                                      $     100,000     $   103,000
            AMR Corp.:
              9.750%, 08/15/2021 (a)                                     469,000         384,580
              9.880%, 06/15/2020 (a)                                     343,000         281,260
            Continental Airlines, Inc.:
              6.648%, 09/15/2017, Series 981A (a)                        222,830         226,173
              6.703%, 06/15/2021, Series 01A1 (a)                        107,107         108,178
              6.748%, 03/15/2017, Series 981B (a)                        154,441         151,352
              6.795%, 08/02/2018, Series 991B (a)                        160,201         153,793
              7.033%, 06/15/2011, Series 011C (a)                        185,868         187,727
              7.339%, 04/19/2014, Series 071C (a)                        177,015         173,474
              7.461%, 04/01/2013, Series 971B (a)                         20,003          19,803
              7.566%, 03/15/2020, Series 992B (a)                        131,887         129,909
              8.560%, 07/02/2014, Series 962B (a)                         52,788          52,260
            Delta Airlines, Inc.:
              7.570%, 11/18/2010, Series 00A2 (a)                         75,000          76,781
              7.711%, 09/18/2011, Series 011B (a)                        460,000         460,000
              7.920%, 11/18/2010, Series 001B (a)                        425,000         431,375
            Northwest Airlines, Inc.:
              6.841%, 04/01/2011, Series 1A-2 (a)                        250,000         252,500
              7.950%, 03/01/2015, Series 992B (a)                        956,924         861,232
            Southwest Airlines Co., 7.220%, 07/01/2013, Series
              95A3, Callable 06/07/2010 @ 100 (a)                         85,024          89,700
            United Airlines, Inc., 7.730%, 07/01/2010, Series
              00A2 (a)                                                    17,467          17,597
                                                                                     -----------
                                                                                       4,160,694
                                                                                     -----------

     0.18%  AUTOMOTIVE
            Motors Liquidation Co., 8.375%, 07/15/2033 (a) (b)           320,000         124,000
                                                                                     -----------

     0.32%  ENTERTAINMENT
            Comcast Corp., 6.950%, 08/15/2037 (a)                        195,000         217,938
                                                                                     -----------

    14.89%  FINANCIAL SERVICES
            American Express Co., 8.125%, 05/20/2019 (a)               1,000,000       1,226,837
            American Express Credit Corp., 5.875%, 05/02/2013,
              Series C, MTN (a)                                          670,000         733,017
            Bank of America Corp.:
              4.750%, 08/01/2015 (a)                                     750,000         763,273
              4.750%, 03/15/2016, Callable 09/15/2010 @
              100, MTN                                                    10,000           9,794
              7.800%, 09/15/2016 (a)                                     220,000         246,017
            Bank One Corp., 5.250%, 01/30/2013 (a)                       500,000         537,800
            Bear, Stearns & Co., Inc., 5.550%, 01/22/2017 (a)            790,000         826,463
            CIT Group, Inc.:
              7.000%, 05/01/2013, Callable 06/22/2010
              @ 103.50                                                    14,086          13,963
              7.000%, 05/01/2014, Callable 06/22/2010
              @ 103.50                                                    21,129          20,442
              7.000%, 05/01/2015, Callable 06/22/2010
              @ 103.50                                                    21,129          20,205
              7.000%, 05/01/2016, Callable 06/22/2010
              @ 103.50                                                    35,216          33,587
              7.000%, 05/01/2017, Callable 06/22/2010
              @ 103.50                                                    49,302          47,022
            Citigroup, Inc., 5.500%, 02/15/2017 (a)                      975,000         974,349
            Deutsche Bank Trust Corp., 7.500%, 11/15/2015                  4,000           4,498
            General Electric Capital Corp.:
              4.375%, 11/21/2011, MTN (a)                                230,000         240,331
              6.875%, 11/15/2010, MTN (a)                                250,000         258,032
            Goldman Sachs Group, Inc.:
              0.588%, 06/28/2010 (a) (c)                                 250,000         250,018
              5.250%, 04/01/2013 (a)                                     300,000         316,615
              5.625%, 01/15/2017 (d)                                   1,695,000       1,675,770
            Lehman Brothers Holdings:
              5.625%, 01/24/2013, MTN (a) (b)                            500,000         113,750
              6.500%, 07/19/2017 (a) (b)                               1,370,000           5,138



See accompanying notes to financial statements.
                                        5

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                PRINCIPAL       VALUE
------------------------------------------------------------------------------------------------
            FINANCIAL SERVICES  (CONTINUED)
            Merrill Lynch & Co., Inc., 5.700%, 05/02/2017 (a)      $   1,000,000     $ 1,005,211
            Morgan Stanley & Co., Inc., 5.450%,
              01/09/2017, EMTN                                            50,000          50,783
            Motors Liquidation Co.,, 9.400%, 07/15/2021
              (a) (b)                                                    800,000         288,000
            Nuveen Investments, Inc.,, 5.500%, 09/15/2015 (a)            400,000         324,000
            Principal Life Income Funding Trusts, 0.410%,
              11/15/2010 (a) (c)                                         250,000         250,052
            Washington Mutual Bank NV, 6.875%, 06/15/2011,
              Series 11 (a) (b)                                        1,000,000          15,000
                                                                                     -----------
                                                                                      10,249,967
                                                                                     -----------

     0.02%  INDUSTRIALS
            Occidental Petroleum Corp., 8.750%, 01/15/2023                10,000          12,109
                                                                                     -----------

     1.54%  METALS & MINING
            Alcoa, Inc., 5.375%, 01/15/2013 (d)                        1,000,000       1,061,178
                                                                                     -----------
            TOTAL CORPORATE BONDS
            (Cost $18,500,310)                                                        15,825,886
                                                                                     -----------

     0.03%  COLLATERALIZED MORTGAGE OBLIGATIONS
     0.03%  U.S. GOVERNMENT & AGENCY
            Federal National Mortgage Association, 4.500%,
              05/25/2019 (a)                                              20,830          21,184
                                                                                     -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $19,252)                                                                21,184
                                                                                     -----------

     0.45%  U.S. GOVERNMENT & AGENCY
            Federal Farm Credit Bank, 5.750%, 12/07/2028, MTN             43,000          47,740
            Federal Home Loan Bank:
              5.685%, 09/17/2018, Series AR18                             25,000          28,508
              7.125%, 02/15/2030, Series C30 (a)                          90,000         113,750
            Federal National Mortgage Association, 8.280%,
              01/10/2025, MTN                                             20,000          28,330
            Tennessee Valley Authority, 7.125%, 05/01/2030 (a)            75,000          95,096
                                                                                     -----------
            TOTAL U.S. GOVERNMENT & AGENCY
            (Cost $284,111)                                                              313,424
                                                                                     -----------

     7.91%  FOREIGN BONDS
     3.77%  BANKS
            Bank of Scotland PLC, 10.500%, 02/16/2018 (a)        GBP     920,000       1,733,914
            Inter-American Development Bank, 6.250%,
              06/22/2016, MTN (a)                                NZD   1,150,000         863,721
                                                                                     -----------
                                                                                       2,597,635
                                                                                     -----------

     0.89%  SOVEREIGN BONDS
            Federal Republic of Brazil:
              7.875%, 03/07/2015 (a)                               $     475,000         565,250
              12.500%, 01/05/2016                                BRL      40,000          25,888
            Mexican Bonos de Desarrollo, 7.250%, 12/15/2016,
              Series M10                                         MXN     220,000          18,006
                                                                                     -----------
                                                                                         609,144
                                                                                     -----------

     3.25%  FINANCIAL SERVICES
            General Electric Capital Corp., 7.500%,
              02/28/2011, EMTN (a)                               NZD   3,000,000       2,235,676
                                                                                     -----------
            TOTAL FOREIGN BONDS
            (Cost $5,728,132)                                                          5,442,455
                                                                                     -----------

     5.88%  MUNICIPAL BONDS
     3.09%  CALIFORNIA
            California State:
              4.500%, 08/01/2030, National-RE-IBC, GO,
              Callable 02/01/2017 @ 100 (a)                        $   1,000,000         914,030
              4.500%, 08/01/2030, GO, Callable 02/01/2017 @
              100 (a)                                                    635,000         580,409
              5.000%, 04/01/2038, GO, Callable 04/01/2018 @
              100 (a)                                                    500,000         494,045



See accompanying notes to financial statements.
                                        6

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                PRINCIPAL       VALUE
------------------------------------------------------------------------------------------------
            CALIFORNIA  (CONTINUED)
            Howell Mountain Elementary School District
              Election, Zero Coupon:
              08/01/2028, GO (a)                                   $     190,000     $    79,281
              08/01/2029, GO (a)                                         150,000          59,214
                                                                                     -----------
                                                                                       2,126,979
                                                                                     -----------

     1.72%  FLORIDA
            Auburndale Florida Water & Sewer, 4.375%,
              12/01/2037, AMBAC, Revenue, Callable 12/01/2017
              @ 100 (d)                                                1,275,000       1,181,581
                                                                                     -----------

     0.72%  ILLINOIS
            Regional Transportation Authority, 4.500%,
              07/01/2035, Series A, National-RE, Revenue,
              Callable 07/01/2016 @ 100 (a)                              500,000         496,990
                                                                                     -----------

     0.35%  PENNSYLVANIA
            Conneaut School District, Zero Coupon,
              11/01/2030, Series B, AGM State Aid
              Withholding, GO (a)                                        690,000         239,582
                                                                                     -----------
            TOTAL MUNICIPAL BONDS
            (Cost $4,082,633)                                                          4,045,132
                                                                                     -----------

     4.52%  TAXABLE MUNICIPAL BONDS
     0.25%  ALABAMA
            Alabaster, 5.340%, 04/01/2017, Series A, XLCA, GO,
              Callable 04/01/2015 @ 100 (a)                              170,000         169,796
                                                                                     -----------

     1.30%  CALIFORNIA
            Kern County Pension Obligation, Zero Coupon,
              08/15/2020, National-RE, Revenue (a)                       100,000          46,137
            Monrovia Redevelopment Agency Tax Allocation,
              5.600%, 05/01/2023, AMBAC, Revenue, Callable
              05/01/2013 @ 102 (a)                                        35,000          30,382
            Pinole Redevelopment Agency, 5.600%, 08/01/2020,
              AMBAC, Tax Allocation, Callable 08/01/2014
              @ 102                                                       25,000          24,111
            San Bernardino JT Powers, 6.150%, 05/01/2027,
              AMBAC, Tax Allocation, Callable 05/01/2016
              @ 100                                                       15,000          14,112
            Santa Fe Springs Community Development, 5.350%,
              09/01/2018, National-RE, Tax Allocation,
              Callable 09/01/2016 @ 100                                   25,000          23,224
            Solano County, 5.140%, 01/15/2014, XLCA,
              Revenue (a)                                                665,000         697,279
            Watsonville Redevelopment Agency, 5.200%,
              09/01/2012, National-RE FGIC, Tax
              Allocation (a)                                              60,000          60,886
                                                                                     -----------
                                                                                         896,131
                                                                                     -----------

     0.04%  DISTRICT OF COLUMBIA
            Metropolitan Washington Airports Authority Airport
              System, 5.590%, 10/01/2025, Series C, National-
              RE, Revenue, Callable 10/01/2015 @ 100 (a)                  30,000          29,133
                                                                                     -----------

     0.03%  FLORIDA
            Pembroke Pines Communication Services, 4.750%,
              10/01/2019, AMBAC, Revenue, Callable 10/01/2014
              @ 100                                                       25,000          23,050
                                                                                     -----------

     0.52%  GEORGIA
            College Park, 5.868%, 01/01/2021, National-RE
              FGIC, Revenue (a)                                           70,000          67,115
            College Park Business & Industrial Development
              Authority, 5.750%, 09/01/2015, AGM, Revenue (a)            250,000         267,310
            Savannah Hospital Authority, 6.625%, 07/01/2018,
              AGM, Revenue, Callable 07/01/2013 @ 100 (a)                 25,000          25,357
                                                                                     -----------
                                                                                         359,782
                                                                                     -----------

     0.01%  ILLINOIS
            Development Finance Authority, 6.000%, 03/01/2012,
              National-RE, Revenue                                         5,000           5,212
                                                                                     -----------

     0.04%  INDIANA
            Pike County School Corp., 5.000%, 01/05/2020, XLCA
              State Aid Withholding, GO, Callable 01/05/2015
              @ 100 (a)                                                   30,000          28,732
                                                                                     -----------




See accompanying notes to financial statements.
                                        7

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                PRINCIPAL       VALUE
------------------------------------------------------------------------------------------------
     0.21%  MAINE
            City of Auburn, 5.125%, 08/01/2011, National-RE,
              GO (a)                                               $     145,000     $   146,201
                                                                                     -----------

     0.05%  MARYLAND
            State Transportation Authority, 6.480%,
              07/01/2022, National-RE, Revenue (a)                        35,000          35,707
                                                                                     -----------

     0.10%  MICHIGAN
            Flat Rock Tax Increment, 5.375%, 10/01/2011,
              GO (a)                                                      65,000          67,619
                                                                                     -----------

     0.32%  NEW JERSEY
            City of Linden, 5.950%, 04/01/2033, National-
              RE, GO                                                      20,000          18,068
            Orange Township, 5.170%, 12/01/2011, Series C,
              AGM, GO (a)                                                 35,000          36,464
            Union County Improvement Authority Sewer System
              Lease, 6.640%, 04/01/2022, AMBAC, Revenue (a)              165,000         167,378
                                                                                     -----------
                                                                                         221,910
                                                                                     -----------

     0.06%  OREGON
            School Boards Association, 5.680%, 06/30/2028,
              Series B, National-RE FGIC, GO (a)                          40,000          42,065
                                                                                     -----------

     0.35%  PENNSYLVANIA
            Beaver County, 5.000%, 12/15/2011, AGM, GO (a)                60,000          62,073
            Duquesne, 5.000%, 12/15/2013, Series B, AGM,
              GO (a)                                                     170,000         176,817
                                                                                     -----------
                                                                                         238,890
                                                                                     -----------

     0.47%  SOUTH CAROLINA
            Richland Lexington Airport District, 6.590%,
              01/01/2017, AGM, Revenue (a)                               300,000         321,429
                                                                                     -----------

     0.58%  TENNESSEE
            Alcoa, 5.550%, 06/01/2020, AMBAC, GO, Callable
              06/01/2015 @ 100 (a)                                       400,000         394,720
                                                                                     -----------

     0.16%  TEXAS
            Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO,
              Callable 09/01/2017 @ 100 (a)                              115,000         112,472
                                                                                     -----------

     0.03%  WISCONSIN
            Menasha Steam Utility, 4.350%, 09/01/2010,
              Revenue (b)                                                 23,569          16,263
                                                                                     -----------
            TOTAL TAXABLE MUNICIPAL BONDS
            (Cost $3,069,137)                                                          3,109,112
                                                                                     -----------



                                                                        SHARES
                                                                      ----------
     0.17%  PREFERRED STOCKS
     0.17%  FINANCIAL SERVICES
            GMAC, Inc., 7.000%, Callable 12/31/2011 @ 1,000
              (a) (e)                                                        139         118,059
                                                                                     -----------
            TOTAL PREFERRED STOCKS
            (Cost $43,759)                                                               118,059
                                                                                     -----------

    29.58%  EXCHANGE TRADED/CLOSED-END FUNDS
     1.58%  ASSET ALLOCATION CLOSED-END FUNDS
            Advent Claymore Convertible Securities and Income
              Fund (a)                                                     8,700         153,468
            Evergreen International Balanced Income Fund (a)              21,404         300,084
            NFJ Dividend, Interest & Premium Strategy Fund                27,150         430,328
            TCW Strategic Income Fund, Inc.                               40,752         203,760
                                                                                     -----------
                                                                                       1,087,640
                                                                                     -----------

     8.32%  COMMODITY EXCHANGE TRADED FUNDS
            iPath Dow Jones-UBS Commodity Index Total Return,
              ETN (a) (f)                                                117,832       4,786,336
            iShares S&P GSCI Commodity-Indexed Trust (a) (f)              29,158         937,138
                                                                                     -----------
                                                                                       5,723,474
                                                                                     -----------




See accompanying notes to financial statements.
                                        8

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                 SHARES         VALUE
------------------------------------------------------------------------------------------------
     2.60%  EQUITY CLOSED-END FUNDS
            Calamos Strategic Total Return Fund (a)                        9,865     $    91,153
            Cohen & Steers Closed-End Opportunity Fund,
              Inc. (a)                                                    58,327         744,836
            Liberty All-Star Equity Fund (a)                              27,134         133,228
            LMP Capital and Income Fund, Inc. (a)                         19,453         210,287
            Macquarie Global Infrastructure Total Return
              Fund, Inc.                                                  14,789         227,603
            Macquarie/First Trust Global
              Infrastructure/Utilities Dividend & Income Fund             20,121         248,092
            RMR Asia Pacific Real Estate Fund                                 --               8
            Royce Value Trust, Inc. (f)                                   10,500         132,195
                                                                                     -----------
                                                                                       1,787,402
                                                                                     -----------

     1.90%  EQUITY EXCHANGE TRADED FUNDS
            Direxion Daily Financial Bear 3X Shares (a) (f)                8,014          98,171
            iShares S&P U.S. Preferred Stock Index Fund (a)                6,498         250,368
            ProShares UltraShort Real Estate                              10,797         278,989
            Utilities Select Sector SPDR Fund                             22,416         683,016
                                                                                     -----------
                                                                                       1,310,544
                                                                                     -----------

     0.41%  MUNICIPAL CLOSED-END FUNDS
            BlackRock MuniYield California Insured Fund,
              Inc. (a)                                                     1,453          19,107
            Morgan Stanley California Insured Municipal
              Income Trust                                                 5,524          72,364
            Morgan Stanley California Quality
              Municipal Securities                                         2,832          34,380
            Nuveen California Dividend Advantage
              Municipal Fund                                               3,925          51,025
            Nuveen Insured California Premium Income
              Municipal Fund                                               2,489          34,074
            Nuveen Michigan Premium Income Fund                            1,937          25,065
            Nuveen Michigan Quality Income Fund                            1,370          18,166
            Nuveen New York Dividend Advantage Municipal Fund              1,888          25,715
                                                                                     -----------
                                                                                         279,896
                                                                                     -----------

     8.96%  TAXABLE FIXED INCOME CLOSED-END FUNDS
            AllianceBernstein Income Fund, Inc. (a)                      130,341       1,059,672
            BlackRock Credit Allocation Fund, Inc. (a)                    10,500         108,675
            BlackRock Credit Allocation Income Trust III,
              Inc. (a)                                                    42,182         454,722
            BlackRock Income Trust, Inc. (a)                             185,506       1,211,354
            BlackRock Preferred and Corporate Income
              Strategies Fund, Inc. (a)                                   52,225         486,737
            Fort Dearborn Income Securities, Inc. (a)                     19,905         293,400
            Hartford Income Shares Fund (a)                               72,875         419,031
            John Hancock Preferred Income Fund (a)                         6,474         116,597
            John Hancock Preferred Income Fund II (a)                      8,829         159,275
            MFS InterMarket Income Trust I                                45,666         375,374
            MFS Intermediate Income Trust (a)                             84,076         556,583
            Morgan Stanley Emerging Markets Domestic Debt
              Fund, Inc.                                                  27,800         440,630
            Rivus Bond Fund                                               28,200         487,578
                                                                                     -----------
                                                                                       6,169,628
                                                                                     -----------

     5.81%  TAXABLE FIXED INCOME EXCHANGE TRADED FUNDS
            iShares Barclays 1-3 Year Credit Bond Fund (a)                34,735       3,627,029
            ProShares UltraShort Lehman 7-10 Year Treasury                 7,445         369,272
                                                                                     -----------
                                                                                       3,996,301
                                                                                     -----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
            (Cost $18,917,890)                                                        20,354,885
                                                                                     -----------


                                                                       CONTRACTS
                                                                      ----------
     0.47%  PURCHASED OPTIONS (F)
            iShares Barclays 20+ Year Treasury:
              05/22/2010, Put @ $88                                          294           3,822
              05/22/2010, Put @ $89                                        1,919          47,975
              05/22/2010, Put @ $90                                        1,468          61,656
              05/22/2010, Put @ $91                                          739          50,991



See accompanying notes to financial statements.
                                        9

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                CONTRACTS       VALUE
------------------------------------------------------------------------------------------------
            iShares Russell 2000, 05/22/2010, Put @ $71                      420     $    58,800
            SPDR S&P 500 ETF Trust, 05/22/2010, Call @ $118                  573         101,421
                                                                                     -----------
            TOTAL PURCHASED OPTIONS
            (Cost $413,244)                                                              324,665
                                                                                     -----------



                                                                        SHARES
                                                                      ----------
    23.15%  SHORT-TERM INVESTMENTS
    12.98%  MONEY MARKET FUND

            Dreyfus Institutional Reserves Money Market Fund,          8,932,036       8,932,036

                                                                       PRINCIPAL
                                                                      ----------
    10.17%  U.S. GOVERNMENT & AGENCY
            U.S. Treasury Note:
              0.140%, 05/06/2010 (a)                                   6,000,000       5,999,940
              0.150%, 06/10/2010 (a)                                   1,000,000         999,858
                                                                                     -----------
                                                                                       6,999,798
                                                                                     -----------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $15,931,757)                                                        15,931,834
                                                                                     -----------

    95.16%  TOTAL INVESTMENTS
            (Cost $66,990,225)                                                        65,486,636
                                                                                     -----------

     4.84%  NET OTHER ASSETS (LIABILITIES)                                             3,330,896
                                                                                     -----------

   100.00%  NET ASSETS                                                               $68,817,532
                                                                                     -----------



                                                                        SHARES
                                                                      ----------
     2.85%  EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            SPDR Barclays Capital High Yield Bond ETF                     48,731       1,958,499
                                                                                     -----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            (Proceeds $1,879,999)                                                      1,958,499
                                                                                     -----------





                                                            MARKET                        UNREALIZED
                                        LOCAL CURRENCY      VALUE      SETTLEMENT DATE   GAIN/(LOSS)
                                        --------------   -----------   ---------------   -----------
          FOREIGN CURRENCY
          TO BUY:
          Australian Dollar                 1,395,584     $1,290,279       05/07/2010      $   2,121
          Brazilian Real                    2,183,964      1,254,554       05/07/2010         18,007
          Canadian Dollar                   1,047,091      1,030,826       05/07/2010         (7,756)
          European Euro                       692,977        922,689       05/07/2010         (2,504)
          Icelandic Krona                  94,634,900        741,159       10/10/2008 (h)   (289,016)
                                                                                           ---------
                                                                                            (279,148)
                                                                                           ---------
          TO SELL:
          Australian Dollar                   241,287        223,080       05/07/2010          1,920
          Brazilian Real                      323,697        185,944       05/07/2010          1,056
          British Sterling Pound              200,700        307,073       05/07/2010         (1,207)
          Japanese Yen                    147,527,870      1,570,635       05/07/2010          8,252
          Mexican Peso                        205,000         16,638       05/07/2010             49
          New Zealand Dollar                2,203,401      1,600,797       05/07/2010        (38,645)
                                                                                           ---------
                                                                                             (28,575)
                                                                                           ---------
          TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS      $(307,723)
                                                                                           ---------





See accompanying notes to financial statements.
                                       10

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

                                                                           NOTIONAL       UNREALIZED
                                                          CONTRACTS         VALUE        GAIN/(LOSS)
                                                         -----------   ---------------   -----------
          FUTURES CONTRACTS SOLD SHORT
          E-Mini Crude Oil, expires 05/19/2010                    53     $  2,244,795      $ (38,180)
          90 Day Euro$, expires 12/13/2010                        77       77,000,000        (27,254)
          90 Day Euro$, expires 03/14/2011                       364      364,000,000        (92,358)
          U.S. 2 Year Note, expires 06/30/2010                    58       11,600,000        (48,858)
          U.S. 5 Year Note, expires 06/30/2010                   323       32,300,000       (131,490)
                                                                                           ---------
                                                                                            (338,140)
                                                                                           ---------
          TOTAL                                                                            $(338,140)
                                                                                           ---------



-------

(a)    All or a portion of the security is segregated in connection with forward currency and futures contracts.
(b)    Default Resolution
(c)    Variable rate security
(d)    All or a portion of the security is pledged as collateral for securities sold short.
(e)    Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At April 30, 2010, these securities amounted to
       $118,059 or 0.2% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(f)    Non-income producing securities.
(g)    Rate represents effective yield.
(h)    Counterparty in default.

AGM    Assured Guaranty Municipal Corp.
AMBAC  Insured by American Municipal Bond Assurance Corp.
BRL    Brazilian Real
CBOE   Chicago Board Options Exchange
CBOT   Chicago Board of Trade
CIFG   Insured by IXIS Financial Guaranty
ETF    Exchange-Traded Fund
ETN    Exchange-Traded Note
FGIC   Insured by Financial Guaranty Insurance Co.
GBP    British Sterling Pound
GO     General Obligation
MTN    Medium Term Note
MXN    Mexican Peso
NZD    New Zealand Dollar
PLC    Public Liability Co.
SPDR   S&P Depositary Receipts
XLCA   Insured by XL Capital Assurance





See accompanying notes to financial statements.
                                       11

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2010



   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------

    93.07%  MUNICIPAL BONDS
     2.46%  ALABAMA
            Alabama Agriculture & Mechanical University, 5.000%,
              11/01/2017, AMBAC, Revenue, Callable 05/01/2017 @
              100 (a)                                                $     500,000    $   520,935
            Birmingham Jefferson Civic Center Authority, 4.125%,
              07/01/2017, Series A, AMBAC, Special Tax,
              Callable 07/01/2010 @ 100                                    100,000         73,496
                                                                                      -----------
                                                                                          594,431
                                                                                      -----------

     8.42%  CALIFORNIA
            Antioch California Union School District, 4.250%,
              09/01/2021, COP, National-RE FGIC, Callable
              09/01/2015 @ 100 (a)                                         685,000        672,882
            California State:
              4.500%, 08/01/2026, GO, Callable 02/01/2017 @
              100 (b)                                                      500,000        483,180
              6.000%, 04/01/2035, GO, Callable 04/01/2019 @
              100 (b)                                                      500,000        544,930
            Los Angeles Unified School District, 5.500%,
              07/01/2010, Ser D, GO, FGIC, Prerefunded
              07/01/2010 @ 100 (b)                                         125,000        126,014
            Oakland Redevelopment Agency, 5.500%, 02/01/2014,
              AMBAC, Tax Allocation (b)                                    100,000        101,811
            San Diego Redevelopment Agency, 6.200%, 10/01/2019,
              Tax Allocation, Prerefunded 10/01/2010 @ 101 (b)             100,000        103,396
                                                                                      -----------
                                                                                        2,032,213
                                                                                      -----------

     1.30%  COLORADO
            Arkansas River Power Authority, 5.250%, 10/01/2016,
              XLCA, Revenue (a)                                            300,000        313,065
                                                                                      -----------

     1.27%  CONNECTICUT
            Connecticut State:
              4.000%, 12/15/2010, Series A, GO (b)                         100,000        102,232
              4.800%, 12/15/2012, Series C, GO, Prerefunded
              12/15/2010 @ 100 (b)                                         100,000        102,683
              5.000%, 11/15/2010, Series D, GO (b)                         100,000        102,477
                                                                                      -----------
                                                                                          307,392
                                                                                      -----------

     8.82%  FLORIDA
            Dunedin Utility System, 6.250%, 10/01/2011,
              National-RE FGIC, Revenue                                     50,000         53,203
            Lakeland, Florida Energy System, 5.000%, 10/01/2024,
              XLCA, Revenue, Callable 10/01/2016 @ 100 (b)                 545,000        562,445
            Miami-Dade County Public Facilities, 4.375%,
              06/01/2037, Series A, National-RE, Revenue,
              Callable 06/01/2015 @ 100 (a)                                500,000        416,065
            Nassau County Public Improvement, 5.000%,
              05/01/2021, National-RE, Revenue (b)                         460,000        481,799
            Osceola County School Board, 5.800%, 08/01/2015,
              Series A, National-RE, COP, Prerefunded
              08/01/2010 @ 101 (b)                                         100,000        102,237
            Polk County Capital Improvement, 5.500%, 12/01/2021,
              AGM, Revenue, Callable 12/01/2010 @ 100 (b) (c)              500,000        512,890
                                                                                      -----------
                                                                                        2,128,639
                                                                                      -----------

     0.44%  GEORGIA
            DeKalb County Water & Sewer, 5.375%, 10/01/2035,
              Revenue, Prerefunded 10/01/2010 @ 101 (b)                    100,000        103,033
            Fulton County, Georgia Development Authority, Zero
              Coupon,  05/01/2033 (d)                                      105,000          2,489
                                                                                      -----------
                                                                                          105,522
                                                                                      -----------

     0.40%  HAWAII
            Hawaii Airports System, 6.000%, 07/01/2020, Series
              B, National-RE FGIC, Revenue, Prerefunded
              07/01/2010 @ 101                                              95,000         96,714
                                                                                      -----------



See accompanying notes to financial statements.
                                       12

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
     5.79%  ILLINOIS
            Chicago O'Hare International Airport:
              4.000%, 01/01/2012, Series A, AGM, Revenue (b)         $     500,000    $   522,120
              5.250%, 01/01/2016, Series B, National-RE,
              Revenue (a)                                                  260,000        286,655
            City of Bellwood, 4.450%, 12/01/2020, Series B,
              National-RE, GO, Callable 12/01/2015 @ 100                   100,000         95,602
            Cook County Community School District No. 97 Oak
              Park, 9.000%, 12/01/2015, Series B, National-RE
              FGIC, GO (a)                                                 300,000        392,622
            Illinois State, 5.750%, 06/01/2012, First Series,
              National-RE, GO, Prerefunded 06/01/2010 @ 100 (b)            100,000        100,393
                                                                                      -----------
                                                                                        1,397,392
                                                                                      -----------

     3.84%  INDIANA
            Hammond Local Public Improvement Bond Bank, 4.500%,
              08/15/2017, Series A, XCLA, Revenue, Callable
              08/15/2011 @ 100 (a)                                         520,000        515,512
            Indiana State Fair Common Fairgrounds, 4.200%,
              01/01/2014, AMBAC, Revenue, Callable 01/01/2013 @
              100 (a)                                                      390,000        411,349
                                                                                      -----------
                                                                                          926,861
                                                                                      -----------

     2.33%  KANSAS
            Miami County Unified School District No. 416,
              5.000%, 09/01/2016, National-RE, GO (a)                      500,000        563,005
                                                                                      -----------

     2.14%  MARYLAND
            Anne Arundel County, 7.375%, 07/01/2028, Tax
              Allocation, Prerefunded 07/01/2010 @ 102                     500,000        515,490
                                                                                      -----------

     0.87%  MASSACHUSETTS
            Massachusetts State:
              5.000%, 01/01/2020, Series A, AGM, GO,
              Prerefunded 01/01/2011 @ 100 (b)                             100,000        103,022
              5.500%, 11/01/2010, Series C, AGM, GO (b)                    105,000        107,591
                                                                                      -----------
                                                                                          210,613
                                                                                      -----------

     1.80%  MICHIGAN
            City of Detroit, 5.000%, 04/01/2012, Series C,
              AGM, GO                                                       50,000         51,762
            Plymouth-Canton Community School District, 5.250%,
              05/01/2015, Q-SBLF, GO, Callable 05/01/2013 @
              100 (b)                                                      350,000        382,844
                                                                                      -----------
                                                                                          434,606
                                                                                      -----------

     0.21%  MISSISSIPPI
            Itawamba Community College District, 5.000%,
              02/01/2011, XLCA-ICR, GO                                      50,000         51,532
                                                                                      -----------

     5.15%  MISSOURI
            Joint Municipal Electric Utility Commission
              Power Project:
              5.000%, 01/01/2015, National-RE, Revenue (a)                 120,000        130,842
              5.000%, 01/01/2042, Series A, AMBAC, Revenue,
              Callable 01/01/2017 @ 100 (b)                                585,000        586,931
            St. Louis Airport, 5.000%, 07/01/2015, Series A,
              AGM, Revenue (b)                                             475,000        526,751
                                                                                      -----------
                                                                                        1,244,524
                                                                                      -----------

     2.21%  NEVADA
            Clark County, 4.500%, 06/01/2018, AGM, GO, Callable
              06/01/2016 @ 100 (a)                                         275,000        293,329
            North Las Vegas Local Improvement, 4.125%,
              12/01/2014, AMBAC, Special Assessment (b)                    255,000        239,904
                                                                                      -----------
                                                                                          533,233
                                                                                      -----------

     4.34%  NEW JERSEY
            Hoboken Municipal Hospital Authority, 4.450%,
              07/01/2021, Series A, AGM Municipal Government
              Guaranteed, Revenue, Callable 07/01/2017 @
              100 (a)                                                    1,000,000      1,048,650
                                                                                      -----------



See accompanying notes to financial statements.
                                       13

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
     2.11%  NEW MEXICO
            Tucumcari Municipal Gross Receipt Lodgers Tax
              Revenue, 4.625%, 06/01/2017, National-RE,
              Revenue, Callable 06/01/2010 @ 100 (b)                 $     510,000    $   510,495
                                                                                      -----------

     5.67%  NEW YORK
            City of New York:
              6.000%, 05/15/2030, Series A, National-RE-IBC,
              GO, Prerefunded 05/15/2010 @ 101 (b)                         490,000        495,679
              6.500%, 05/15/2017, Series A, GO, Prerefunded
              05/15/2010 @ 101 (b)                                         100,000        101,172
            City of Utica Public Improvement, 4.750%,
              04/01/2015, AGM, GO (b)                                      335,000        366,185
            Erie County Public Improvement, 5.000%, 12/01/2015,
              Series A, National-RE, GO (b)                                100,000        106,334
            Troy Industrial Development Authority Civic
              Facility, 4.050%, 04/01/2037, Series E, Revenue,
              Callable 09/01/2011 @ 100 (b) (c)                            290,000        299,524
                                                                                      -----------
                                                                                        1,368,894
                                                                                      -----------

     2.55%  OHIO
            City of Cleveland Various Purpose, 5.500%,
              12/01/2013, National-RE, GO, Callable 12/01/2012
              @ 100 (a)                                                    470,000        511,529
            Lake Local School District, Stark County, 5.750%,
              12/01/2026, FGIC, GO, Prerefunded 12/01/2010 @
              100 (b)                                                      100,000        103,084
                                                                                      -----------
                                                                                          614,613
                                                                                      -----------

     2.72%  PENNSYLVANIA
            Cranberry Township, FGIC Municipal Government
              Guaranteed, 5.000%, 03/01/2021, Revenue,
              Prerefunded 03/01/2011 @ 100 (b)                             125,000        129,789
            Philadelphia Authority for Industrial Development,
              5.000%, 12/01/2016, National-RE FGIC, Revenue (b)            500,000        528,040
                                                                                      -----------
                                                                                          657,829
                                                                                      -----------

     1.48%  PUERTO RICO
            Puerto Rico Electric Power Authority, 5.250%,
              07/01/2029, Series HH, AGM, Revenue, Prerefunded
              07/01/2010 @ 101                                             350,000        356,230
                                                                                      -----------

     4.60%  SOUTH CAROLINA
            Beaufort County, 8.000%, 03/01/2016, National-RE
              State Aid Withholding, GO (a)                                850,000      1,109,862
                                                                                      -----------

    14.99%  TEXAS
            Alamo Community College District, 4.500%,
              08/15/2010, National-RE FGIC, GO                             300,000        303,444
            Austin Electric Utility System, 5.500%, 11/15/2015,
              Series A, AMBAC, Revenue (a)                                 500,000        574,760
            Brazoria County Municipal Utility District No. 26,
              4.600%, 09/01/2028, National-RE FGIC, GO,
              Callable 09/01/2013 @ 100 (b)                                100,000         97,218
            City of Midlothian, 5.500%, 08/15/2013, National-RE,
              GO (a)                                                       175,000        194,451
            Dallas Area Rapid Transit, 5.250%, 12/01/2043,
              Revenue, Callable 12/01/2018 @ 100 (b)                       500,000        525,320
            Dallas-Fort Worth International Airport Facility
              Improvement Corp., 6.000%, 11/01/2014, Revenue,
              Callable 11/01/2010 @ 100 (b)                                140,000        130,157
            Laguna-Madre Water District, 4.500%, 03/01/2024,
              AMBAC, Revenue, Callable 03/01/2016 @ 100 (a)                595,000        611,844
            Municipal Power Agency, Zero Coupon,  09/01/2010,
              AMBAC, Revenue (b)                                           250,000        248,528
            Northside Independent School District, 5.400%,
              08/15/2011, PSF-Guaranteed, GO, Prerefunded
              08/15/2010 @ 100                                             235,000        238,358
            Pearland Waterworks & Sewer Systems, 6.000%,
              09/01/2011, AMBAC, Revenue (b)                               135,000        144,064
            State Turnpike Authority, Zero Coupon,  08/15/2015,
              Series A, AMBAC, Revenue (b)                                 205,000        162,508


See accompanying notes to financial statements.
                                       14

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
            TEXAS  (CONTINUED)
            Tarrant County, Texas Health Facilities, 5.000%,
              12/01/2019, AGM, Revenue, Callable 12/01/2017 @
              100 (b)                                                $     250,000    $   265,515
            Upper Trinity Regional Water District, 6.000%,
              08/01/2026, Series A, FGIC, Revenue, Prerefunded
              08/01/2010 @ 100 (b)                                         120,000        121,616
                                                                                      -----------
                                                                                        3,617,783
                                                                                      -----------

     1.46%  U.S. TERRITORIES
            Northern Mariana Islands Commonwealth, 6.750%,
              10/01/2033, Series A, GO, Prerefunded 10/01/2013
              @ 100 (b)                                                    300,000        352,752
                                                                                      -----------

     5.70%  WASHINGTON
            Washington State Higher Education Facilities
              Authority, 5.000%, 11/01/2020, RADIAN, Revenue,
              Callable 11/01/2016 @ 100 (b)                                200,000        201,430
            Washington State University Athletic Facilities:
              4.000%, 10/01/2016, AMBAC, Revenue (b)                       570,000        598,905
              4.000%, 10/01/2017, AMBAC, Revenue, Callable
              04/01/2017 @ 100 (b)                                         555,000        574,980
                                                                                      -----------
                                                                                        1,375,315
                                                                                      -----------
            TOTAL MUNICIPAL BONDS
            (Cost $21,845,539)                                                         22,467,655
                                                                                      -----------

     0.77%  FOREIGN BONDS
     0.77%  FINANCIAL SERVICES
            General Electric Capital Corp., 6.750%, 09/26/2016,
              EMTN (b)                                             NZD     250,000        185,914
                                                                                      -----------
            TOTAL FOREIGN BONDS
            (Cost $175,153)                                                               185,914
                                                                                      -----------



                                                                          SHARES
                                                                        ----------
    14.44%  EXCHANGE TRADED/CLOSED-END FUNDS
     0.14%  ASSET ALLOCATION CLOSED-END FUND
            TCW Strategic Income Fund, Inc.                                  6,952         34,760
                                                                                      -----------

     6.99%  COMMODITY EXCHANGE TRADED FUNDS
            iPath Dow Jones-UBS Commodity Index Total Return
              ETN (e)                                                       36,701      1,490,795
            iShares S&P GSCI Commodity-Indexed Trust (e)                     6,144        197,468
                                                                                      -----------
                                                                                        1,688,263
                                                                                      -----------

     0.17%  EQUITY CLOSED-END FUND
            Macquarie Global Infrastructure Total Return
              Fund, Inc.                                                     2,713         41,753
                                                                                      -----------

     1.55%  EQUITY EXCHANGE TRADED FUNDS
            iShares S&P U.S. Preferred Stock Index Fund (b)                  2,511         96,749
            ProShares UltraShort Real Estate                                 3,894        100,621
            Utilities Select Sector SPDR Fund (b)                            5,786        176,299
                                                                                      -----------
                                                                                          373,669
                                                                                      -----------

     1.40%  MUNICIPAL CLOSED-END FUNDS
            BlackRock MuniYield California Insured Fund, Inc.                6,285         82,648
            Delaware Investments Minnesota Municipal Income Fund
              II, Inc.                                                       1,868         24,116
            Morgan Stanley California Insured Municipal
              Income Trust                                                   5,698         74,644
            Morgan Stanley California Quality
              Municipal Securities                                           7,132         86,582
            Nuveen Michigan Premium Income Fund                              1,878         24,301
            Nuveen Michigan Quality Income Fund                              3,363         44,593
                                                                                      -----------
                                                                                          336,884
                                                                                      -----------

     3.73%  TAXABLE FIXED INCOME CLOSED-END FUNDS
            AllianceBernstein Income Fund, Inc. (b)                         33,571        272,932
            BlackRock Income Trust, Inc. (b)                                53,935        352,196


See accompanying notes to financial statements.
                                       15

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010

   % OF
NET ASSETS  DESCRIPTION                                                   SHARES         VALUE
-------------------------------------------------------------------------------------------------
            TAXABLE FIXED INCOME CLOSED-END FUNDS  (CONTINUED)
            MFS Intermediate Income Trust (b)                               21,880    $   144,846
            Rivus Bond Fund (b)                                              7,476        129,260
                                                                                      -----------
                                                                                          899,234
                                                                                      -----------

     0.46%  TAXABLE FIXED INCOME EXCHANGE TRADED FUND
            ProShares UltraShort 7-10 Year Treasury                          2,257        111,947
                                                                                      -----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
            (Cost $3,171,081)                                                           3,486,510
                                                                                      -----------

     0.02%  PREFERRED STOCK
     0.02%  U.S. GOVERNMENT & AGENCY
            Fannie Mae, 0.000%, Series G, Callable 09/30/2010 @
              $50 (c) (e)                                                    2,370          4,361
                                                                                      -----------
            TOTAL PREFERRED STOCKS
            (Cost $7,541)                                                                   4,361
                                                                                      -----------


                                                                         CONTRACTS
                                                                        ----------
     0.29%  PURCHASED OPTIONS (E)
            iShares Barclays 20+ Year Treasury:
              05/22/2010, Put @ $88                                             74            962
              05/22/2010, Put @ $89                                            389          9,725
              05/22/2010, Put @ $90                                            315         13,230
              05/22/2010, Put @ $91                                            174         12,006
            iShares Russell 2000, 05/22/2010, Put @ $71                         88         12,320
            SPDR S&P 500 ETF Trust, 05/22/2010, Call @ $118                    119         21,063
                                                                                      -----------
            TOTAL PURCHASED OPTIONS
            (Cost $87,784)                                                                 69,306
                                                                                      -----------



                                                                          SHARES
                                                                        ----------
     0.91%  SHORT-TERM INVESTMENT
            Dreyfus Tax Exempt Cash Management Fund, 0.12% (f)             221,091        221,091
                                                                                      -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $221,091)                                                               221,091
                                                                                      -----------

   109.50%  TOTAL INVESTMENTS
            (Cost $25,508,189)                                                         26,434,837
                                                                                      -----------

   (9.50)%  NET OTHER ASSETS (LIABILITIES)                                             (2,294,520)
                                                                                      -----------

   100.00%  NET ASSETS                                                                $24,140,317
                                                                                      -----------




     2.23%  EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            SPDR Barclays Capital High Yield Bond ETF                       13,397        538,425
                                                                                      -----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            (Proceeds $518,284)                                                           538,425
                                                                                      -----------



                                                                         PRINCIPAL
                                                                        ----------
    14.51%  U.S. TREASURY SECURITIES SOLD SHORT
            U.S. Treasury Note, 0.875%, 01/31/2012                   $   3,500,000      3,502,597
                                                                                      -----------
            TOTAL U.S. TREASURY SECURITIES SOLD SHORT
            (Proceeds $3,500,963)                                                     $ 3,502,597
                                                                                      -----------





See accompanying notes to financial statements.
                                       16

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2010


                                                            MARKET                        UNREALIZED
                                        LOCAL CURRENCY      VALUE      SETTLEMENT DATE   GAIN/(LOSS)
                                        --------------   -----------   ---------------   -----------
          FOREIGN CURRENCY
          TO BUY:
          Australian Dollar                  448,000        $414,195       05/07/2010       $    449
          Brazilian Real                     849,731         488,119       05/07/2010          7,366
          British Sterling Pound             302,407         462,686       05/07/2010          1,818
          Canadian Dollar                    273,464         269,216       05/07/2010         (2,128)
          European Euro                      242,726         323,186       05/07/2010           (877)
          New Zealand Dollar                 635,361         461,597       05/07/2010         13,350
                                                                                            --------
                                                                                              19,978
                                                                                            --------
          TO SELL:
          Australian Dollar                   85,791          79,317       05/07/2010            683
          Brazilian Real                     126,363          72,588       05/07/2010            412
          Japanese Yen                    50,610,100         538,813       05/07/2010          2,924
          New Zealand Dollar                 191,781         139,331       05/07/2010            669
                                                                                            --------
                                                                                               4,688
                                                                                            --------
          TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS       $ 24,666
                                                                                            --------


                                                                           NOTIONAL       UNREALIZED
                                                          CONTRACTS         VALUE        GAIN/(LOSS)
                                                         -----------   ---------------   -----------
          FUTURES CONTRACTS SOLD SHORT
          90 Day Euro$, expires 12/13/2010                        10     $ 10,000,000       $   (325)
          90 Day Euro$, expires 03/14/2011                       136      136,000,000        (21,552)
          E-Mini Crude Oil, expires 05/19/2010                    19          805,353        (13,072)
          U.S. 5 Year Note, expires 06/30/2010                   107       10,700,000        (45,920)
                                                                                            --------
                                                                                             (80,869)
                                                                                            --------
          TOTAL                                                                             $(80,869)
                                                                                            --------



-------

(a)     All or a portion of the security is pledged as collateral for securities sold short.
(b)     All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)     Variable rate security
(d)     Default Resolution
(e)     Non-income producing security.
(f)     Rate represents effective yield.

AGM     Assured Guaranty Municipal Corp.
AMBAC   Insured by American Municipal Bond Assurance Corp.
COP     Certificate of Participation
ETF     Exchange-Traded Fund
ETN     Exchange-Traded Note
FGIC    Insured by Financial Guaranty Insurance Co.
GO      General Obligation
ICR     Issuer Credit Rating
NZD     New Zealand Dollar
RADIAN  Insured by Radian Asset Assurance, Inc.
SPDR    S&P Depositary Receipts
XLCA    Insured by XL Capital Assurance




See accompanying notes to financial statements.
                                       17

 STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010  (UNAUDITED)



                                                     YIELDQUEST             YIELDQUEST             YIELDQUEST
                                                     CORE EQUITY         TOTAL RETURN BOND       TAX-EXEMPT BOND
                                                        FUND                   FUND                   FUND
ASSETS:
Investment, at cost                                 $  7,734,209           $ 66,990,225           $ 25,508,189
                                                --------------------   --------------------   --------------------
Investments in securities, at value                 $  8,884,829           $ 65,486,636           $ 26,434,837
Cash                                                      96,299              2,035,104                672,631
Cash held as collateral                                  451,847              3,197,531                900,129
Foreign currency, at value (Cost $56,502 and
  $352,784, respectively)                                 56,383                356,616                     --
Unrealized gain on forward foreign
  exchange contracts                                       1,385                 31,405                 27,671
Interest and dividends receivable                          2,410                455,778                326,273
Receivable for securities sold                           266,482              1,235,258                269,339
Reclaims receivable                                          110                     --                     --
Receivable due from investment advisor, net                1,690                  5,760                  5,879
Prepaid expenses and other assets                         15,386                 18,277                 28,914
                                                --------------------   --------------------   --------------------
  TOTAL ASSETS                                         9,776,821             72,822,365             28,665,673
                                                --------------------   --------------------   --------------------
LIABILITIES:
Foreign currencies payable to custodian, at
  value(cost $2,159)                                          --                     --                  1,997
Payable for fund shares redeemed                           3,164                102,347                 17,716
Payable for securities purchased                         230,465              1,328,621                358,729
Payable for interest and dividends on
  securities sold short                                    1,077                  3,549                  9,764
Variation margin on futures contracts                     54,944                251,796                 64,108
Securities sold short, at value (proceeds
  $1,383,567, $1,879,999 and
  $4,019,247, respectively)                            1,215,453              1,958,499              4,041,022
Unrealized loss on forward foreign
  exchange contracts                                          --                339,128                  3,005
Accrued expenses and other payables:
  Distribution and service
     fees -- Investor Class                                  436                  1,407                    102
  Other accrued expenses                                   4,689                 19,486                 28,913
                                                --------------------   --------------------   --------------------
  TOTAL LIABILITIES                                    1,510,228              4,004,833              4,525,356
                                                ====================   ====================   ====================
NET ASSETS                                          $  8,266,593           $ 68,817,532           $ 24,140,317
                                                ====================   ====================   ====================
NET ASSETS CONSIST OF:
Paid capital                                          22,397,115            169,066,260             61,327,147
Undistributed net investment income (loss)               (18,396)                91,599                 16,477
Accumulated net realized gain (loss) on
  investments, short positions, futures,
  forward foreign exchange contracts and
  translation of assets and liabilities
  denominated in foreign currency                    (15,409,769)           (98,117,820)           (38,052,171)
Net unrealized appreciation (depreciation) on
  investments, short positions, futures,
  forward foreign exchange contracts and
  translation of assets and liabilities
  denominated in foreign currency                      1,297,643             (2,222,507)               848,864
                                                --------------------   --------------------   --------------------
NET ASSETS                                          $  8,266,593           $ 68,817,532           $ 24,140,317
                                                ====================   ====================   ====================
NET ASSETS
  Institutional Class                               $  6,685,256           $ 64,225,747           $ 23,773,702
  Investor Class                                       1,581,337              4,591,785                366,615
                                                --------------------   --------------------   --------------------
TOTAL                                               $  8,266,593           $ 68,817,532           $ 24,140,317
                                                ====================   ====================   ====================
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  (UNLIMITED NUMBER AUTHORIZED, NO PAR VALUE)
  Institutional Class                                  1,114,375              8,776,465              2,944,932
  Investor Class                                         264,738                627,015                 45,360
                                                --------------------   --------------------   --------------------
TOTAL                                                  1,379,113              9,403,480              2,990,292
                                                ====================   ====================   ====================
NET ASSET VALUE, OFFERING & REDEMPTION PRICE
  PER SHARE
  (NET ASSETS DIVIDED BY SHARES OUTSTANDING)
  Institutional Class                               $       6.00           $       7.32           $       8.07
                                                ====================   ====================   ====================
  Investor Class                                    $       5.97           $       7.32           $       8.08
                                                ====================   ====================   ====================





See accompanying notes to financial statements.
                                       18

 STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)



                                                     YIELDQUEST             YIELDQUEST             YIELDQUEST
                                                     CORE EQUITY         TOTAL RETURN BOND       TAX-EXEMPT BOND
                                                        FUND                   FUND                   FUND
INVESTMENT INCOME:
Dividend income                                       $  69,618             $ 1,280,637            $   402,293
Interest income                                              --               1,316,402                495,423
Less: Foreign withholding taxes                             (74)                     --                     --
                                                --------------------   --------------------   --------------------
  TOTAL INVESTMENT INCOME                                69,544               2,597,039                897,716
                                                --------------------   --------------------   --------------------
OPERATING EXPENSES:
Investment advisory fees                                 31,401                 248,417                108,908
Administration fees                                         872                  11,579                  5,076
Distribution and Service
  fees -- Investor Class                                  2,526                   9,110                    695
Fund accounting fees                                      5,916                  73,418                 35,752
Custodian fees                                           18,565                  62,121                 37,884
Transfer agent fees                                      17,234                  73,687                 34,045
Trustees' fees                                              933                  18,439                  8,893
Registration fees                                        25,331                  62,196                 43,318
Audit fees                                                  924                  17,781                  8,574
Legal fees                                                1,897                  43,142                 17,749
Printing and mailing expenses                               998                  23,791                  9,206
Interest and dividend expense, securities
  sold short                                             22,868                 495,195                231,968
Other expenses                                            1,963                  26,793                 16,719
                                                --------------------   --------------------   --------------------
  TOTAL OPERATING EXPENSES                              131,428               1,165,669                558,787
  Less: Expenses waived and reimbursed                  (68,072)               (328,570)              (179,958)
                                                --------------------   --------------------   --------------------
  NET OPERATING EXPENSES                                 63,356                 837,099                378,829
                                                --------------------   --------------------   --------------------
NET INVESTMENT INCOME                                     6,188               1,759,940                518,887
                                                --------------------   --------------------   --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Security transactions                                 103,550                 601,458               (118,385)
  Futures contracts                                     424,036                 585,799                169,526
  Securities sold short                                  (1,195)               (560,383)              (226,482)
  Distributions of realized gains from other
     investment companies                                11,936                  17,176                  5,416
  Forward and foreign currency transactions               1,918                 416,386                118,942
  Payment by affiliates                                     700                      --                     --
                                                --------------------   --------------------   --------------------
NET REALIZED GAIN (LOSS)                                540,945               1,060,436                (50,983)
                                                --------------------   --------------------   --------------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions                                 395,789              (2,824,339)            (2,014,000)
  Futures contracts                                      23,654                (149,270)                52,117
  Securities sold short                                (142,153)                469,721                276,349
  Forward currency contracts                              2,186                 (45,795)                20,971
  Translation of assets and liabilities in
     foreign currencies                                    (160)                (13,857)                   191
                                                --------------------   --------------------   --------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)                           279,316              (2,563,540)            (1,664,372)
                                                --------------------   --------------------   --------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)               820,261              (1,503,104)            (1,715,355)
                                                --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $ 826,449             $   256,836            $(1,196,468)
                                                ====================   ====================   ====================





See accompanying notes to financial statements.
                                       19

 STATEMENTS OF CHANGES IN NET ASSETS

APRIL 30, 2010


                                                  YIELDQUEST CORE EQUITY FUND                YIELDQUEST TOTAL RETURN BOND FUND
                                            SIX MONTHS ENDED                              SIX MONTHS ENDED
                                                APRIL 30,             YEAR ENDED              APRIL 30,             YEAR ENDED
                                                  2010                OCTOBER 31,               2010                OCTOBER 31,
                                               (UNAUDITED)               2009                (UNAUDITED)               2009
OPERATIONS:
Net investment income                          $     6,188            $   198,486           $  1,759,940           $  10,034,420
Net realized gain (loss) from
  investments, futures contracts,
  securities sold short and forward and
  foreign currency transactions                    540,945             (2,637,599)             1,060,436             (53,956,546)
Net change in unrealized appreciation
  (depreciation) on investments, futures
  contracts, securities sold short,
  forward currency contracts and
  translation of assets and liabilities
  in foreign currency                              279,316               (832,675)            (2,563,540)             44,707,258
                                          --------------------   --------------------   --------------------   --------------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                  826,449             (3,271,788)               256,836                 785,132
                                          --------------------   --------------------   --------------------   --------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Institutional Class                              (19,134)            (1,174,396)            (1,658,356)            (11,585,594)
  Investor Class                                    (5,450)               (21,775)              (101,898)               (905,073)
                                          --------------------   --------------------   --------------------   --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (24,584)            (1,196,171)            (1,760,254)            (12,490,667)
                                          --------------------   --------------------   --------------------   --------------------
SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST:
INSTITUTIONAL CLASS
  Net proceeds from shares sold                  3,884,379              1,681,816              5,750,091              16,598,001
  Net proceeds from reorganization
     (Note 6)                                           --                     --                     --               6,128,551
  Reinvestment of distributions                     19,035              1,174,396              1,632,335              11,471,198
  Cost of shares redeemed                       (1,065,415)            (7,830,385)           (36,355,999)           (114,587,348)
                                          --------------------   --------------------   --------------------   --------------------
TOTAL INSTITUTIONAL CLASS                        2,837,999             (4,974,173)           (28,973,573)            (80,389,598)
                                          --------------------   --------------------   --------------------   --------------------
INVESTOR CLASS
  Net proceeds from shares sold                    286,260              1,368,071              1,053,860              11,842,662
  Net proceeds from reorganization
     (Note 6)                                           --                     --                     --                 326,742
  Reinvestment of distributions                      5,450                 20,845                 70,123                 554,675
  Cost of shares redeemed                         (320,017)              (174,877)            (2,118,237)            (12,598,069)
                                          --------------------   --------------------   --------------------   --------------------
TOTAL INVESTOR CLASS                               (28,307)             1,214,039               (994,254)                126,010
                                          --------------------   --------------------   --------------------   --------------------
CHANGE IN NET ASSETS FROM SHARE
  TRANSACTIONS OF BENEFICIAL INTEREST            2,809,692             (3,760,134)           (29,967,827)            (80,263,588)
                                          --------------------   --------------------   --------------------   --------------------
CHANGE IN NET ASSETS                             3,611,557             (8,228,093)           (31,471,245)            (91,969,123)
NET ASSETS:
Beginning of period                              4,655,036             12,883,129            100,288,777             192,257,900
END OF PERIOD                                  $ 8,266,593            $ 4,655,036           $ 68,817,532           $ 100,288,777
                                          ====================   ====================   ====================   ====================
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                                $   (18,396)           $        --           $     91,599           $      91,913
                                          ====================   ====================   ====================   ====================
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
  Issued                                           681,362                329,020                779,104               2,376,309
  Issued from reorganization (Note 6)                   --                     --                     --                 870,252
  Reinvested                                         3,265                265,101                222,180               1,688,077
  Redeemed                                        (184,915)            (1,976,189)            (4,966,551)            (16,781,625)
                                          --------------------   --------------------   --------------------   --------------------
TOTAL INSTITUTIONAL CLASS SHARES                   499,712             (1,382,068)            (3,965,267)            (11,846,987)
                                          --------------------   --------------------   --------------------   --------------------
INVESTOR CLASS
  Issued                                            48,591                285,179                143,738               1,835,091
  Issued from reorganization (Note 6)                   --                     --                     --                  46,359
  Reinvested                                           937                  4,716                  9,537                  82,128
  Redeemed                                         (56,781)               (36,737)              (289,273)             (1,900,018)
                                          --------------------   --------------------   --------------------   --------------------
TOTAL INVESTOR CLASS SHARES                         (7,253)               253,158               (135,998)                 63,560
                                          --------------------   --------------------   --------------------   --------------------
CHANGE IN SHARES                                   492,459             (1,128,910)            (4,101,265)            (11,783,427)
                                          ====================   ====================   ====================   ====================





See accompanying notes to financial statements.
                                       20

 STATEMENTS OF CHANGES IN NET ASSETS




                                                        YIELDQUEST TAX-EXEMPT BOND FUND
                                                    SIX MONTHS ENDED
                                                        APRIL 30,             YEAR ENDED
                                                          2010                OCTOBER 31,
                                                       (UNAUDITED)               2009
OPERATIONS:
Net investment income                                 $    518,887           $  2,897,307
Net realized gain (loss) from investments,
  futures contracts, securities sold short and
  forward and foreign currency transactions                (50,983)           (17,311,992)
Net change in unrealized appreciation
  (depreciation) on investments, futures
  contracts, securities sold short, forward
  currency contracts and translation of assets
  and liabilities in foreign currency                   (1,664,372)            14,126,769
                                                  --------------------   --------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          (1,196,468)              (287,916)
                                                  --------------------   --------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Institutional Class                                     (525,901)            (3,235,352)
  Investor Class                                            (5,134)               (39,840)
                                                  --------------------   --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (531,035)            (3,275,192)
                                                  --------------------   --------------------
SHARE TRANSACTIONS OF BENEFICIAL INTEREST:
INSTITUTIONAL CLASS
  Net proceeds from shares sold                          1,753,668             11,332,051
  Net proceeds from reorganization (Note 6)                     --                     --
  Reinvestment of distributions                            512,186              3,203,770
  Cost of shares redeemed                              (26,452,348)           (64,436,113)
                                                  --------------------   --------------------
TOTAL INSTITUTIONAL CLASS                              (24,186,494)           (49,900,292)
                                                  --------------------   --------------------
INVESTOR CLASS
  Net proceeds from shares sold                             90,000                989,598
  Net proceeds from reorganization (Note 6)                     --                     --
  Reinvestment of distributions                              4,458                 30,811
  Cost of shares redeemed                                 (182,891)              (923,311)
                                                  --------------------   --------------------
TOTAL INVESTOR CLASS                                       (88,433)                97,098
                                                  --------------------   --------------------
CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST                                  (24,274,927)           (49,803,194)
                                                  --------------------   --------------------
CHANGE IN NET ASSETS                                   (26,002,430)           (53,366,302)
NET ASSETS:
Beginning of period                                     50,142,747            103,509,049
END OF PERIOD                                         $ 24,140,317           $ 50,142,747
                                                  ====================   ====================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)            $     16,477           $     28,625
                                                  ====================   ====================
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
  Issued                                                   211,727              1,380,317
  Issued from reorganization (Note 6)                           --                     --
  Reinvested                                                62,306                390,699
  Redeemed                                              (3,213,131)            (8,027,380)
                                                  --------------------   --------------------
TOTAL INSTITUTIONAL CLASS SHARES                        (2,939,098)            (6,256,364)
                                                  --------------------   --------------------
INVESTOR CLASS
  Issued                                                    10,998                127,187
  Issued from reorganization (Note 6)                           --                     --
  Reinvested                                                   542                  3,769
  Redeemed                                                 (22,035)              (111,851)
                                                  --------------------   --------------------
TOTAL INVESTOR CLASS SHARES                                (10,495)                19,105
                                                  --------------------   --------------------
CHANGE IN SHARES                                        (2,949,593)            (6,237,259)
                                                  ====================   ====================






See accompanying notes to financial statements.
                                       21

 STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)



                                                     YIELDQUEST             YIELDQUEST             YIELDQUEST
                                                     CORE EQUITY         TOTAL RETURN BOND       TAX-EXEMPT BOND
                                                        FUND                   FUND                   FUND
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
  Net investment income                             $      6,188           $   1,759,940          $    518,887
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME
  TO NET CASH AND FOREIGN CURRENCY PROVIDED BY
  OPERATING ACTIVITIES
  Purchase of investment securities                  (13,244,624)           (110,821,996)          (45,774,366)
  Proceeds from disposition of
     investment securities                            10,323,673             162,339,386            74,002,741
  Net sales (purchases) of short
     term securities                                    (172,962)            (12,309,751)             (186,839)
  Net amortization                                            --                 (43,495)              128,275
  (Increase) Decrease in cash held
     as collateral                                       (75,442)             (1,509,676)               71,494
  (Increase) Decrease in interest and
     dividends receivable                                 (2,054)                602,437               250,429
  Decrease in reclaims receivable                            173                      --                    --
  Decrease in receivable for securities sold              57,937               8,409,197             2,557,496
  Increase in variation margin on
     futures contracts                                   (43,735)                (85,306)             (254,078)
  Decrease in receivable due from advisor, net             5,617                  28,074                 4,050
  (Increase) Decrease in prepaid expenses and
     other assets                                         (3,145)                 20,807                 8,635
  Increase (Decrease) in securities sold short           122,749             (10,292,071)           (6,702,302)
  Increase (Decrease) in distribution and
     service fees                                              1                    (297)                  (40)
  Increase (Decrease) in payable for
     securities purchased                                 75,634              (5,180,702)              303,302
  Mark-to-market on realized and unrealized
     gain (loss) on forward and foreign
     currency transactions                                 1,758                 402,530               119,133
  Increase (Decrease) in unrealized
     appreciation/(depreciation) and realized
     gain (loss) on securities sold short               (143,348)                (90,662)               49,867
  Increase in unrealized appreciation
     (depreciation) and realized gain (loss)
     on futures contracts                                447,690                 436,529               221,643
  Realized gain distributions received from
     other investment companies                           11,936                  17,176                 5,416
  Increase (Decrease) in payable for interest
     and dividend expense on securities
     sold short                                              100                 (12,039)              (84,266)
  Decrease in other accrued expenses                     (12,395)                (21,258)              (20,002)
                                                --------------------   --------------------   --------------------
Net cash and foreign currency provided (used)
  by operating activities                           $ (2,644,249)          $  33,648,823          $ 25,219,475
                                                --------------------   --------------------   --------------------
CASH FLOWS USED BY FINANCING ACTIVITIES
  Proceeds from shares sold                            4,172,619               6,803,951             1,843,668
  Proceeds from reinvestments of distributions            24,485               1,702,458               516,644
  Payment of shares redeemed                          (1,382,268)            (38,473,940)          (27,032,323)
  Distributions paid in cash                             (24,584)             (1,760,254)             (531,035)
                                                --------------------   --------------------   --------------------
  Net cash flow provided (used) by
     financing activities                           $  2,790,252           $ (31,727,785)         $(25,203,046)
                                                --------------------   --------------------   --------------------
  Net increase in cash and foreign currency         $    146,003           $   1,921,038          $     16,429
                                                --------------------   --------------------   --------------------
CASH AND FOREIGN CURRENCY
  Beginning of the period                                  5,979                 470,682               654,205
  End of the period                                 $    151,982           $   2,391,720          $    670,634
                                                ====================   ====================   ====================





See accompanying notes to financial statements.
                                       22

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION
YieldQuest Funds Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on May 9, 2005 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one series and classes. These notes to financial statements relate to the three portfolios of the Trust (individually referred to as "Fund", or collectively as the "Funds") which are presented herein:

-------------------------------------------------------------------------------------------------
PORTFOLIO NAME                           DIVERSIFICATION   INVESTMENT OBJECTIVE
--------------------------------------- ----------------- ---------------------------------------
YieldQuest Core Equity Fund (1)          diversified       Long-term capital appreciation and,
("Core Equity Fund")                                       secondarily, income
--------------------------------------- ----------------- ---------------------------------------
YieldQuest Total Return Bond Fund (1)    diversified       Total return, comprised of both income
("Total Return Bond Fund")                                 and capital appreciation
--------------------------------------- ----------------- ---------------------------------------
YieldQuest Tax-Exempt Bond Fund (1)      diversified       Maximize current tax-exempt income
("Tax-Exempt Bond Fund")
--------------------------------------- ----------------- ---------------------------------------



(1)  Commenced operations on November 1, 2005.


The Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund each offer two classes of shares: Institutional Class Shares and Investor Class Shares. Each class of shares has identical rights and privileges except with respect to distribution and administrative service fees. The Investor Class Shares commenced operations on February 28, 2008.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are designed to be in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the period. Actual results could differ from these estimates.

Security Valuation -- Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the "Advisor"), pursuant to guidelines established by the Board of Trustees of the Trust (the "Board"). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds' portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor's pricing methodology for any security that is fair value priced.

As a general principle, a "fair value" of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds;
(vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

       - Level 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

       - Level 2 -- Observable inputs other than quoted prices included in level
                    1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

       - Level 3 -- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodologies used for valuing the Funds' holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service, are reflected as Level 2.

The following is a summary of the Funds' holdings as of April 30, 2010, as categorized under the three-tier hierarchy of inputs:

                                                                           LEVEL 2           LEVEL 3
                                                         LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          QUOTED          OBSERVABLE       UNOBSERVABLE
FUNDS                                   TOTAL             PRICE             INPUTS            INPUTS
--------------------------------   ---------------   ---------------   ---------------   ---------------
CORE EQUITY FUND
  Investments in Securities*         $ 8,884,829       $ 8,884,829       $        --           $--
  Other Financial Instruments**           43,651            42,266             1,385            --
                                     -----------       -----------       -----------           ---
     Total Assets                    $ 8,928,480       $ 8,927,095       $     1,385           $--
                                     -----------       -----------       -----------           ---
  Securities Sold Short               (1,215,453)       (1,215,453)               --            --
  Other Financial Instruments**          (64,574)          (64,574)               --            --
                                     -----------       -----------       -----------           ---
     Total Liabilities               $(1,280,027)      $(1,280,027)      $        --           $--
                                     -----------       -----------       -----------           ---
TOTAL RETURN BOND FUND
  Corporate Bonds                    $15,825,886       $        --       $15,825,886           $--
  Collateralized Mortgage
     Obligations                          21,184                --            21,184            --
  U.S. Government & Agency               313,424                --           313,424            --
  Foreign Bonds                        5,442,455                --         5,442,455            --
  Municipal Bonds                      4,045,132                --         4,045,132            --
  Taxable Municipal Bonds              3,109,112                --         3,109,112            --
  Preferred Stocks*                      118,059           118,059                --            --
  Exchange Traded/Closed-End
     Funds*                           20,354,885        20,354,885                --            --
  Purchased Options                      324,665           324,665                --            --
  Short-Term Investments              15,931,834         8,932,036         6,999,798            --
  Other Financial Instruments**           31,405                --            31,405            --
                                     -----------       -----------       -----------           ---
     Total Assets                    $65,518,041       $29,729,645       $35,788,396           $--
                                     -----------       -----------       -----------           ---
  Security Sold Short                 (1,958,499)       (1,958,499)               --            --
  Other Financial Instruments**         (677,268)         (338,140)         (339,128)           --
                                     -----------       -----------       -----------           ---
     Total Liabilities               $(2,635,767)      $(2,296,639)      $  (339,128)          $--
                                     -----------       -----------       -----------           ---
TAX-EXEMPT BOND FUND
  Municipal Bonds                    $22,467,655       $        --       $22,467,655           $--
  Foreign Bonds                          185,914                --           185,914            --
  Exchange Traded/Closed-End
     Funds*                            3,486,510         3,486,510                --            --
  Preferred Stock                          4,361             4,361                --            --
  Purchased Options                       69,306            69,306                --            --
  Short-Term Investment                  221,091           221,091                --            --
  Other Financial Instruments**           27,671                --            27,671            --
                                     -----------       -----------       -----------           ---
     Total Assets                    $26,462,508       $ 3,781,268       $22,681,240           $--
                                     -----------       -----------       -----------           ---
  Securities Sold Short               (4,041,022)         (538,425)       (3,502,597)           --
  Other Financial Instruments**          (83,874)          (80,869)           (3,005)           --
                                     -----------       -----------       -----------           ---
     Total Liabilities               $(4,124,896)      $  (619,294)      $(3,505,602)          $--
                                     -----------       -----------       -----------           ---




*    See schedule of investments for industry and security type breakout.
**   Other financial instruments include securities sold short and derivative instruments (if any), such as futures, forwards and swap contracts, that are not reflected in the Schedule of Investments. Securities sold short are valued at market value; futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

Disclosures about Derivative Instruments and Hedging Activities -- The Fund has adopted Disclosures about Derivative Instruments and Hedging Activities.

The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2010:

                                            LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                   ---------------------------------------------------------------------
DERIVATIVE TYPE                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------------------
Equity contracts                   Investments in securities, at       Payable: Variation margin
                                     value
--------------------------------------------------------------------------------------------------------
Interest rate contracts            Investments in securities, at       Payable: Variation margin
                                     value
--------------------------------------------------------------------------------------------------------
Foreign exchange contracts         Unrealized gain on forward          Payable: Variation margin
                                     foreign exchange contracts        Unrealized loss on forward
                                                                         foreign exchange contracts
--------------------------------------------------------------------------------------------------------
Other contracts                                                        Payable: Variation margin


The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2010:

                                                  ASSET DERIVATIVE INVESTMENTS VALUE
                              --------------------------------------------------------------------------
                                                            INTEREST                FOREIGN
                              TOTAL VALUE AT     EQUITY       RATE       CREDIT     EXCHANGE     OTHER
FUND                          APRIL 30, 2010   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
--------------------------------------------------------------------------------------------------------
Core Equity                      $  77,282      $ 58,589*  $  17,308      $--      $   1,385    $     --
Total Return Bond                  356,070       160,221     164,444       --         31,405          --
Tax-Exempt Bond                     96,977        33,383      35,923       --         27,671          --
--------------------------------------------------------------------------------------------------------
Total                            $ 530,329      $252,193   $ 217,675      $--      $  60,461    $     --
                              --------------------------------------------------------------------------


                                                LIABILITY DERIVATIVE INVESTMENTS VALUE
                              --------------------------------------------------------------------------
                                                            INTEREST                FOREIGN
                              TOTAL VALUE AT     EQUITY       RATE       CREDIT     EXCHANGE     OTHER
FUND                          APRIL 30, 2010   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
--------------------------------------------------------------------------------------------------------
Core Equity                      $ (64,574)     $(50,721)* $  (6,113)*    $--      $      --    $ (7,740)*
Total Return Bond                 (677,268)           --    (299,960)*     --       (339,128)    (38,180)*
Tax-Exempt Bond                    (83,874)           --     (67,797)*     --         (3,005)    (13,072)*
--------------------------------------------------------------------------------------------------------
Total                            $(825,716)     $(50,721)  $(373,870)     $--      $(342,133)   $(58,992)
                              --------------------------------------------------------------------------




*    Includes cumulative appreciation/depreciation of futures contracts as reported in
     Schedule of Investments/footnotes. Only current day's variation margin is reported within the Statement of Assets & Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations as of April 30, 2010:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss) on Security transactions
                             Net realized gain (loss) on Futures contracts
                             Net realized gain (loss) on Written option transactions
                             Change in net unrealized appreciation (depreciation) on Security transactions
                             Change in net unrealized appreciation (depreciation) on Futures contracts

---------------------------------------------------------------------------------------------

Interest rate contracts      Net realized gain (loss) on Security transactions
                             Net realized gain (loss) on Futures contracts
                             Change in net unrealized appreciation (depreciation) on Futures contracts
---------------------------------------------------------------------------------------------

Credit contracts             Net realized gain (loss) on Swap agreements
                             Change in net unrealized appreciation (depreciation) on Swap agreements
---------------------------------------------------------------------------------------------

Foreign exchange contracts   Net realized gain (loss) of Futures contracts
                             Net realized gain (loss) on Forward and foreign currency
                               transactions
                             Change in net unrealized appreciation (depreciation) of Futures contracts
                             Change in net unrealized appreciation (depreciation) Forward currency contracts
Other contracts              Net realized gain (loss) of Futures contracts
                             Change in net unrealized appreciation (depreciation) of Futures contracts


The following is a summary of the Funds' realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2010:

                                            REALIZED GAIN (LOSS) ON DERIVATIVE INVESTMENTS
                                              RECOGNIZED IN THE STATEMENTS OF OPERATIONS
                             ---------------------------------------------------------------------------
                                                            INTEREST                FOREIGN
                                               EQUITY         RATE       CREDIT     EXCHANGE     OTHER
FUND                             TOTAL        CONTRACTS    CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
--------------------------------------------------------------------------------------------------------
Core Equity                  $   (123,643)  $   (159,316)  $    (347)     $--       $  3,207    $ 32,813
Total Return Bond              (7,193,480)    (7,671,206)   (107,576)      --        324,220     261,082
Tax-Exempt Bond                (3,112,708)    (3,010,985)   (276,126)      --         96,512      77,891
--------------------------------------------------------------------------------------------------------
Total                        $(10,429,831)  $(10,841,507)  $(384,049)     $--       $423,939    $371,786
                             ---------------------------------------------------------------------------


                                    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE
                                        INVESTMENTS RECOGNIZED IN THE STATEMENTS OF OPERATIONS
                             ---------------------------------------------------------------------------
                                                            INTEREST                FOREIGN
                                               EQUITY         RATE       CREDIT     EXCHANGE     OTHER
FUND                             TOTAL        CONTRACTS    CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
--------------------------------------------------------------------------------------------------------
Core Equity                  $     11,465   $     36,889   $ (20,038)     $--       $  4,432    $ (9,818)
Total Return Bond                (388,935)       (64,078)   (282,442)      --        (11,033)    (31,382)
Tax-Exempt Bond                       542        (46,918)     39,796       --         27,479     (19,815)
--------------------------------------------------------------------------------------------------------
Total                        $   (376,928)  $    (74,107)  $(262,684)     $--       $ 20,878    $(61,015)
                             ---------------------------------------------------------------------------



Investment Transactions and Investment Income -- Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade dates on the last business day of the reporting period. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses -- Expenses of the Trust which can be directly attributed to a Fund are charged to that Fund. Expenses which are not attributed to a specific Fund are allocated among the Funds in proportion to each Fund's relative net assets or other manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes -- It is the Trust's policy to comply with Subchapter M provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and any realized capital gains to its shareholders. Accordingly, no federal income tax provision is required. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years October 31, 2006 - 2009), and has concluded that no provision for federal income tax is required in the Funds' financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends and Distributions -- The Core Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Bond Fund and Tax-Exempt Bond Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Foreign Currency Translations -- Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. For federal income tax purposes, the Funds treat as ordinary income the effect of changes in foreign exchange rates on payables and receivables arising from trade-date and settlement-date differences.

Foreign Currency Contracts -- The Funds are subject to foreign exchange risk in the normal course of pursuing its investment objective. The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for foreign currency contracts at April 30, 2010 is as follows:

Core Equity Fund                             $319,250
Total Return Bond Fund                        565,250
Tax-Exempt Bond Fund                          185,914


Futures Contracts -- Each Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. Cash segregated for futures is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for futures at April 30, 2010 is as follows:

Core Equity Fund                            $   199,212
Total Return Bond Fund                       57,094,850
Tax-Exempt Bond Fund                         13,723,336


Option Contracts -- The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements. There were no written options for the six months ended April 30, 2010.

Swap Agreements -- Each Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The value of swap agreements are equal to the Fund's obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the position held by each party to the agreements. A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund's books and records.

Each Fund may enter into credit default swaps ("CDS"), bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the notional amount of the swap agreement had been closed/sold as of the period end. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as "unrealized gain or loss on credit default swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds may not perform as expected or in a manner similar to the high-yield bond markets. A Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS. The Funds did not hold any swap agreements as of April 30, 2010.

Short Sales -- Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for short sales at April 30, 2010 is as follows:

Core Equity Fund                            $2,686,964
Total Return Bond Fund                       3,918,529
Tax-Exempt Bond Fund                         8,567,357


For the six months ended April 30, 2010, the Funds' average volume of derivatives is as follows:

                       PURCHASED      FORWARD CURRENCY         FORWARD CURRENCY        FUTURES          FUTURES
                        OPTIONS    CONTRACTS -- PURCHASED     CONTRACTS -- SOLD     LONG POSITION   SHORT POSITION
FUND                     (COST)     (VALUE AT TRADE DATE)   (VALUE AT TRADE DATE)    (CONTRACTS)      (CONTRACTS)
----                   ---------   ----------------------   ---------------------   -------------   --------------
Core Equity Fund        $ 33,060         $   93,000               $  396,770              73               23
Total Return Bond
  Fund                   505,442          3,703,654                6,066,725              72              673
Tax-Exempt Bond Fund     195,066          1,045,390                  644,045              24              300


NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board. The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund's average daily net assets, along with the investment advisory fees earned during the six months ended April 30, 2010.

                                                     Investment      Investment       Investment
                                                      Advisory        Advisory         Advisory
                                                      Fee Rate      Fees Earned*     Fees Paid**
                                                     ----------     ------------     -----------
Core Equity Fund                                        0.99%         $ 31,401           $--
Total Return Bond Fund                                  0.59%          248,417            --
Tax-Exempt Bond Fund                                    0.59%          108,908            --



*    These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/ reimbursements.
**   Net of fees waived/expenses of the Funds reimbursed by the Advisor.


The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit certain Fund operating expenses, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), 12b-1 expenses, administration expense, taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, to the amount described below under "Expense Limitation", until March 1, 2011. The expense limitations, expressed as a percentage of each Fund's average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the six months ended April 30, 2010, are disclosed in the following table:

                                                                                Investment
                                                                               Advisory Fee
                                                                 Expense         Waivers/
                                                               Limitation     Reimbursements
                                                               ----------     --------------
Core Equity Fund
  Institutional Class                                             1.19%          $ 52,585
  Investor Class                                                  1.19%            15,487
Total Return Bond Fund
  Institutional Class                                             0.79%           308,257
  Investor Class                                                  0.79%            20,313
Tax-Exempt Bond Fund
  Institutional Class                                             0.79%           178,021
  Investor Class                                                  0.79%             1,937


Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation in effect at the time of the waiver or reimbursement.

The cumulative waiver and reimbursement amounts, if any, as of October 31, 2009 that are subject to repayment for each Fund are as follows:

                             Expiration     Expiration     Expiration     Total Available
                             10/31/2010     10/31/2011     10/31/2012      for Repayment
                             ----------     ----------     ----------     ---------------
Core Equity Fund              $120,628       $ 68,701       $143,657          $332,986
Total Return Bond Fund              --        109,585        508,415           618,000
Tax-Exempt Bond Fund                --        157,375        316,694           474,069



Under the Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the Act, each Fund will pay YieldQuest Securities, LLC (the "Distributor") an annual distribution fee of 0.25% of the average daily net assets of Investor Class Shares of such Fund as compensation for the promotion and distribution of

Investor Class Shares. These fees may be used by the Distributor to pay broker-dealers, investment advisors, banks, trust companies, retirement plan administrators and other services providers which provide distribution services and shareholder and administrative support. The Funds have adopted an Administration Plan with respect to Investor Class shares, pursuant to which each Fund pays an annual fee equal to 0.10% of the average daily net assets of each Fund's Investor Class to the Distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into agreements with the Distributor or the Trust. For the six months ended April 30, 2010, the Distributor received $8,807 in distribution fees and $3,524 in administrative service fees paid by the Investor Class of the Funds, of which 100% of the fees were re-allowed to broker-dealers.

Subject to policies established by the Board, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. The Advisor typically executes each Fund's portfolio transactions through its affiliated broker-dealer, YieldQuest Securities, LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Funds and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities, LLC) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, YieldQuest Securities, LLC will not serve as dealer in connection with the Fund's over-the-counter transactions. However, YieldQuest Securities, LLC may serve as broker in the Funds' over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. For the six months ended April 30, 2010, YieldQuest Securities, LLC had received brokerage commissions of $116,401, $1,539,112 and $573,880, respectively, for the Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund. The total value of transactions generating brokerage commissions were $23,541,787, $239,531,167 and $111,055,665, respectively, for the Core Equity
Fund, Total Return Bond Fund and Tax-Exempt Bond Fund.

Jay K. Chitnis, Chairman and President of the Trust, and the other officers of the Trust are also officers of the Advisor and the Distributor. The Trust does not compensate its officers or interested Trustees who are affiliated with the Advisor or Distributor. The Trust pays each non-interested Trustee an annual retainer of $19,000 and reimburses for out-of-pocket expenses.

Effective September 8, 2008, pursuant to an Administration and Accounting Service Agreement (the "Administration Agreement"), PNC Global Investment Servicing (U.S.) Inc. ("PNC") provides administration and accounting services to the Funds. Under the Administration Agreement, the Funds pay PNC a monthly fee for their services. Pursuant to a Transfer Agency Services Agreement, PNC also provides transfer agency services to the Funds.

Contingencies and Commitments -- In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 4. INVESTMENT TRANSACTIONS
The cost of investment purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition), for the six months ended April 30, 2010 were as follows:

                                                 U.S. Government
                                                   Securities               Other Securities
                                               Purchases    Sales       Purchases        Sales
                                               ---------   ------     ------------   ------------
Core Equity Fund                                 $   --    $   --     $ 13,244,624   $ 10,323,673
Total Return Bond Fund                            2,086     2,262      110,821,996    162,339,386
Tax-Exempt Bond Fund                                 --        --       45,774,366     74,002,741


NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
The tax components of dividends paid during the year ended October 31, 2009 and period ended October 31, 2008 were as follows:

                                       Ordinary    Tax-Exempt     Long-Term     Return of
                                        Income       Income     Capital Gains    Capital       Total
                                     -----------   ----------   -------------   ---------   -----------
Core Equity Fund
  2009                               $ 1,196,171   $       --        $--           $--      $ 1,196,171
  2008                                   679,745           --         --            --          679,745
Total Return Bond Fund
  2009                                12,490,667           --         --            --       12,490,667
  2008                                19,074,509           --         --            --       19,074,509
Tax-Exempt Bond Fund
  2009                                   400,174    2,875,018         --            --        3,275,192
  2008                                 1,543,509    5,113,465         --            --        6,656,974


As of October 31, 2009 (the Fund's latest tax year end), the components of distributable earnings on a tax basis were as follows:

                            Capital Loss   Undistributed   Undistributed     Unrealized        Other
                                Carry         Ordinary       Tax-Exempt     Appreciation    Accumulated
                              Forwards         Income          Income      (Depreciation)   Differences       Total
                            ------------   -------------   -------------   --------------   -----------   ------------
Core Equity Fund            $(15,697,550)     $     --        $    --        $   740,097      $ 25,066    $(14,932,387)
Total Return Bond Fund       (95,364,411)      136,954             --         (3,449,999)      (67,854)    (98,745,310)
Tax-Exempt Bond Fund         (37,097,437)           --         34,521          1,562,027        41,562     (35,459,327)


The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies, futures, options and forward currency contracts.

At April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                              Net Tax
                                                               Tax             Tax          Unrealized
                                                           Unrealized      Unrealized      Appreciation
                                              Tax Cost    Appreciation   (Depreciation)   (Depreciation)
                                            -----------   ------------   --------------   --------------
Core Equity Fund                            $ 7,734,209    $1,197,982      $   (47,362)     $ 1,150,620
Total Return Fund                            66,990,225     2,707,125       (4,210,714)      (1,503,589)
Tax-Exempt Bond Fund                         25,508,189     1,053,286         (126,638)         926,648


At October 31, 2010, the following Funds had net capital loss carryforwards for federal income tax purposes, which will expire in the following years:

                                                  2014         2015          2016          2017
                                                --------   -----------   -----------   -----------
Core Equity Fund                                $ 82,732   $        --   $11,895,697   $ 3,719,121
Total Return Bond Fund                           200,854    14,598,251    22,710,383*   57,854,923
Tax-Exempt Bond Fund                             303,684     4,248,042    12,628,904    19,916,807



*    Capital loss carryforward amount of $2,157,045 was inherited from YieldQuest
     Flexible Income Fund (see Note 6) and may be subject to IRS limitations in a given year.


NOTE 6. FUND REORGANIZATION
The Board of Trustees of the Trust approved a plan of reorganization pursuant to which the assets and identified liabilities of the YieldQuest Flexible Income Fund were transferred into the YieldQuest Total Return Bond Fund (shown below) in exchange for newly issued Institutional and Investor shares as noted below. The reorganization was a tax- free event and took place on July 15, 2009.

The following information relates to the Funds immediately prior and immediately after the consummation of the reorganization:

                                           Institutional    Institutional    Investor     Investor
      Acquired             Acquiring           Shares         Net Asset       Shares     Net Asset
        Fund                 Fund              Issued           Value         Issued       Value
-------------------    ----------------    -------------    -------------    --------    ---------
YieldQuest Flexible    YieldQuest Total
    Income Fund        Return Bond Fund       870,252           $7.04         46,359       $7.05


The conversion ratios for each Share class issued in the reorganization were as follows:

      ACQUIRED             ACQUIRING       INSTITUTIONAL    INVESTOR
        FUND                 FUND              CLASS          CLASS
--------------------------------------------------------------------
YieldQuest Flexible    YieldQuest Total
    Income Fund        Return Bond Fund        0.6625        0.6626

The following information relates to the Merging and the corresponding Fund immediately prior and immediately after the consummation of the reorganization:

                                                                         SHARES     UNREALIZED
FUND                                                    NET ASSETS    OUTSTANDING    APP/(DEP)
----------------------------------------------------------------------------------------------
YieldQuest Flexible Income Fund (before
  reorganization)                                      $  6,455,293     1,383,538    $(843,046)
YieldQuest Total Return Bond Fund (before
  reorganization)                                       113,810,729    16,160,421          N/A
YieldQuest Total Return Bond Fund (after
  reorganization)                                       120,266,022    17,077,032          N/A
----------------------------------------------------------------------------------------------



NOTE 7. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.


                                                             YIELDQUEST CORE EQUITY FUND


                                                                 INSTITUTIONAL CLASS


                                       SIX MONTHS                     YEARS ENDED OCTOBER 31,
                                          ENDED
                                        4/30/2010
                                       (UNAUDITED)       2009           2008           2007         2006 (A)
NET ASSET VALUE, BEGINNING
  OF PERIOD                              $ 5.26         $ 6.39         $ 12.89        $ 11.36        $ 10.00
                                      ------------   ------------   ------------   ------------   ------------
Change in net assets
  from operations:
  Net investment income                    0.01 (b)       0.14 (b)        0.44           0.28           0.13
  Net realized and unrealized gains
     (losses) on investments (c)           0.77 (b)      (0.66)(b)       (6.60)          1.41           1.29
                                      ------------   ------------   ------------   ------------   ------------
  Total from investment operations         0.78          (0.52)          (6.16)          1.69           1.42
                                      ------------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income                   (0.04)         (0.61)          (0.34)         (0.16)         (0.06)
  Net realized capital gains
     from investments                        --             --              --             --             -- (d)
                                      ------------   ------------   ------------   ------------   ------------
  Total Distributions                     (0.04)         (0.61)          (0.34)         (0.16)         (0.06)
                                      ------------   ------------   ------------   ------------   ------------
Paid-in capital from
  redemption fees                            --             --              --             -- (d)         -- (d)
                                      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD           $ 6.00         $ 5.26         $  6.39        $ 12.89        $ 11.36
                                      ============   ============   ============   ============   ============
NET ASSETS, END OF PERIOD (000'S)        $6,685         $3,231         $12,763        $25,370        $18,782

TOTAL RETURN (E) (F)                      14.75%         (6.34)%        (49.06)%        14.98%         14.24%
RATIOS/SUPPLEMENTAL DATA:
RATIOS OF EXPENSES TO AVERAGE NET
  ASSETS: (G)
  Before
     expense waivers/reimbursements        4.06%          4.82%           2.88%          1.80%          2.85%
  After
     expense waivers/reimbursements        1.92%          2.63%           2.58%          1.24%          1.19%
  After expense
     waivers/reimbursements
     excluding interest and
     dividend expense for
     securities sold short, if any         1.20%          1.19%           1.19%          1.19%          1.19%
RATIOS OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS: (G)
  Before
     expense waivers/reimbursements       (1.87)%         0.87%           3.60%          1.90%         (0.29)%
  After
     expense waivers/reimbursements        0.27%          3.06%           3.90%          2.46%          1.37%
Portfolio turnover rate (f) (h)             156%           338%            499%           568%           455%



--------------------------------------------------------------------------------

(a)  Commenced operations on November 1, 2005.
(b)  Per share data was calculated using weighted average shares outstanding method for the period.
(c)  Includes distributions of capital gains from underlying mutual funds.
(d)  Amount represents less than $0.01 per share.
(e)  Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)  Not annualized for periods less than one year.
(g)  Annualized for periods less than one year.
(h)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.


                                                                  YIELDQUEST CORE EQUITY FUND


                                                                        INVESTOR CLASS


                                                           SIX MONTHS      YEARS ENDED OCTOBER 31,
                                                              ENDED
                                                            4/30/2010
                                                           (UNAUDITED)       2009         2008 (A)
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 5.23         $ 6.38         $ 11.36
                                                          ------------   ------------   ------------
Change in net assets from operations:
  Net investment income                                          -- (b) (c)   0.13 (b)        0.09
  Net realized and unrealized gains (losses) on
     investments (d)                                           0.76 (b)      (0.68)(b)       (5.07)
                                                          ------------   ------------   ------------
  Total from investment operations                             0.76          (0.55)          (4.98)
                                                          ------------   ------------   ------------
Distributions:
  Net investment income                                       (0.02)         (0.60)             --
                                                          ------------   ------------   ------------
  Total Distributions                                         (0.02)         (0.60)             --
                                                          ------------   ------------   ------------
Paid-in capital from redemption fees                             --             --              --
                                                          ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                               $ 5.97         $ 5.23         $  6.38
                                                          ============   ============   ============
NET ASSETS, END OF PERIOD (000'S)                            $1,581         $1,424         $   120

TOTAL RETURN (E) (F)                                          14.60%         (6.82)%        (43.84)%
RATIOS/SUPPLEMENTAL DATA:
RATIOS OF EXPENSES TO AVERAGE NET ASSETS: (G)
  Before expense waivers/reimbursements                        4.41%          5.17%           2.92%
  After expense waivers/reimbursements                         2.27%          2.98%           2.56%
  After expense waivers/reimbursements excluding
     interest and dividend expense for securities sold
     short, if any                                             1.55%          1.54%           1.54%
RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET
  ASSETS: (G)
  Before expense waivers/reimbursements                       (2.22)%         0.52%           2.89%
  After expense waivers/reimbursements                        (0.08)%         2.71%           3.25%
Portfolio turnover rate (f) (h)                                 156%           338%            499%



--------------------------------------------------------------------------------

(a)  Commenced operations on February 28, 2008.
(b)  Per share data was calculated using weighted average shares outstanding method for the period.
(c)  Amount represents less than $0.01 per share.
(d)  Includes distributions of capital gains from underlying mutual funds.
(e)  Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)  Not annualized for periods less than one year.
(g)  Annualized for periods less than one year.
(h)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.


                                                          YIELDQUEST TOTAL RETURN BOND FUND


                                                                 INSTITUTIONAL CLASS


                                       SIX MONTHS                     YEARS ENDED OCTOBER 31,
                                          ENDED
                                        4/30/2010
                                       (UNAUDITED)       2009           2008           2007         2006 (A)
NET ASSET VALUE, BEGINNING
  OF PERIOD                              $  7.43        $  7.60       $   9.93       $  10.51       $  10.00
                                      ------------   ------------   ------------   ------------   ------------
Change in net assets
  from operations:
  Net investment income                     0.15           0.53 (b)       0.63           0.54           0.41
  Net realized and unrealized gains
     (losses) on investments (c)           (0.11)         (0.08)(b)      (2.29)         (0.62)          0.51
                                      ------------   ------------   ------------   ------------   ------------
  Total from investment operations          0.04           0.45          (1.66)         (0.08)          0.92
                                      ------------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income                    (0.15)         (0.62)         (0.67)         (0.50)         (0.41)
  Net realized capital gains
     from investments                         --             --             --             --             -- (d)
                                      ------------   ------------   ------------   ------------   ------------
  Total Distributions                      (0.15)         (0.62)         (0.67)         (0.50)         (0.41)
                                      ------------   ------------   ------------   ------------   ------------
Paid-in capital from
  redemption fees                             --             --             --             -- (d)         -- (d)
                                      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD           $  7.32        $  7.43       $   7.60       $   9.93       $  10.51
                                      ============   ============   ============   ============   ============
NET ASSETS, END OF PERIOD (000'S)        $64,226        $94,618       $186,944       $328,496       $138,239

TOTAL RETURN (E) (F)                        0.55%          7.00%        (17.66)%        (0.86)%         9.31%
RATIOS/SUPPLEMENTAL DATA:
RATIOS OF EXPENSES TO AVERAGE NET
  ASSETS: (G)
  Before
     expense waivers/reimbursements         2.75%          1.78%          1.44%          0.83%          0.94%
  After
     expense waivers/reimbursements         1.97%          1.40%          1.40%          0.83%          0.79%
  After expense
     waivers/reimbursements
     excluding interest and
     dividend expense for
     securities sold short, if any          0.79%          0.79%          0.80% (h)      0.79%          0.79%
RATIOS OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS: (G)
  Before
     expense waivers/reimbursements         3.42%          7.19%          6.75%          5.53%          4.70%
  After
     expense waivers/reimbursements         4.20%          7.57%          6.79%          5.53%          4.85%
Portfolio turnover rate (f) (i)              144%           331%           165%           220%           137%



--------------------------------------------------------------------------------

(a)  Commenced operations on November 1, 2005.
(b)  Per share data was calculated using weighted average shares outstanding method for the period.
(c)  Includes distributions of capital gains from underlying mutual funds.
(d)  Amount represents less than $0.01 per share.
(e)  Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)  Not annualized for periods less than one year.
(g)  Annualized for periods less than one year.
(h)  Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(i)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.


                                           YIELDQUEST TOTAL RETURN BOND FUND


                                                    INVESTOR CLASS


                                       SIX MONTHS      YEARS ENDED OCTOBER 31,
                                          ENDED
                                        4/30/2010
                                       (UNAUDITED)       2009         2008 (A)
NET ASSET VALUE, BEGINNING
  OF PERIOD                              $ 7.43         $ 7.60         $  9.72
                                      ------------   ------------   ------------
Change in net assets
  from operations:
  Net investment income                    0.14           0.50 (b)        0.41
  Net realized and unrealized gains
     (losses) on investments (c)          (0.11)         (0.08)(b)       (2.08)
                                      ------------   ------------   ------------
  Total from investment operations         0.03           0.42           (1.67)
                                      ------------   ------------   ------------
Distributions:
  Net investment income                   (0.14)         (0.59)          (0.45)
                                      ------------   ------------   ------------
  Total Distributions                     (0.14)         (0.59)          (0.45)
                                      ------------   ------------   ------------
Paid-in capital from
  redemption fees                            --             --              --
                                      ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD           $ 7.32         $ 7.43         $  7.60
                                      ============   ============   ============
NET ASSETS, END OF PERIOD (000'S)        $4,592         $5,671         $ 5,314

TOTAL RETURN (D) (E)                       0.38%          6.62%         (17.76)%
RATIOS/SUPPLEMENTAL DATA:
RATIOS OF EXPENSES TO AVERAGE NET
  ASSETS: (F)
  Before
     expense waivers/reimbursements        3.10%          2.13%           1.62%
  After
     expense waivers/reimbursements        2.32%          1.75%           1.56%
  After expense
     waivers/reimbursements
     excluding interest and
     dividend expense for
     securities sold short, if any         1.14%          1.14%           1.15% (g)
RATIOS OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS: (F)
  Before
     expense waivers/reimbursements        3.07%          6.84%           6.78%
  After
     expense waivers/reimbursements        3.85%          7.22%           6.84%
Portfolio turnover rate (e) (h)             144%           331%            165%



--------------------------------------------------------------------------------

(a)  Commenced operations on February 28, 2008.
(b)  Per share data was calculated using weighted average shares outstanding method for the period.
(c)  Includes distributions of capital gains from underlying mutual funds.
(d)  Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)  Not annualized for periods less than one year.
(f)  Annualized for periods less than one year.
(g)  Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(h)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.


                                                           YIELDQUEST TAX-EXEMPT BOND FUND


                                                                 INSTITUTIONAL CLASS


                                       SIX MONTHS                     YEARS ENDED OCTOBER 31,
                                          ENDED
                                        4/30/2010
                                       (UNAUDITED)       2009           2008           2007         2006 (A)
NET ASSET VALUE, BEGINNING
  OF PERIOD                              $  8.44        $  8.50       $  10.09       $  10.53        $ 10.00
                                      ------------   ------------   ------------   ------------   ------------
Change in net assets
  from operations:
  Net investment income                     0.12           0.38 (b)       0.42           0.40           0.31
  Net realized and unrealized gains
     (losses) on investments (c)           (0.37)         (0.02)(b)      (1.58)         (0.44)          0.53
                                      ------------   ------------   ------------   ------------   ------------
  Total from investment operations         (0.25)          0.36          (1.16)         (0.04)          0.84
                                      ------------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income                    (0.12)         (0.42)         (0.43)         (0.40)         (0.31)
  Net realized capital gains
     from investments                         --             --             --             --             -- (d)
                                      ------------   ------------   ------------   ------------   ------------
  Total Distributions                      (0.12)         (0.42)         (0.43)         (0.40)         (0.31)
                                      ------------   ------------   ------------   ------------   ------------
Paid-in capital from
  redemption fees                             --             --             --             -- (d)         -- (d)
                                      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD           $  8.07        $  8.44       $   8.50       $  10.09        $ 10.53
                                      ============   ============   ============   ============   ============
NET ASSETS, END OF PERIOD (000'S)        $23,774        $49,671       $103,196       $191,007        $86,199

TOTAL RETURN (E) (F)                       (2.97)%         4.46%        (11.88)%        (0.46)%         8.51%
RATIOS/SUPPLEMENTAL DATA:
RATIOS OF EXPENSES TO AVERAGE NET
  ASSETS: (G)
  Before
     expense waivers/reimbursements         3.02%          2.21%          1.70%          0.81%          1.09%
  After
     expense waivers/reimbursements         2.05%          1.72%          1.60%          0.81%          0.79%
  After expense
     waivers/reimbursements
     excluding interest and
     dividend expense for
     securities sold short, if any          0.79%          0.79%          0.79%          0.79%          0.79%
RATIOS OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS: (G)
  Before
     expense waivers/reimbursements         1.84%          4.03%          4.16%          3.91%          3.25%
  After
     expense waivers/reimbursements         2.81%          4.52%          4.26%          3.91%          3.55%
Portfolio turnover rate (f) (h)              115%           184%           158%           152%            72%



--------------------------------------------------------------------------------

(a)  Commenced operations on November 1, 2005.
(b)  Per share data was calculated using weighted average shares outstanding method for the period.
(c)  Includes distributions of capital gains from underlying mutual funds.
(d)  Amount represents less than $0.01 per share.
(e)  Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)  Not annualized for periods less than one year.
(g)  Annualized for periods less than one year.
(h)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.


                                            YIELDQUEST TAX-EXEMPT BOND FUND


                                                    INVESTOR CLASS


                                       SIX MONTHS      YEARS ENDED OCTOBER 31,
                                          ENDED
                                        4/30/2010
                                       (UNAUDITED)       2009         2008 (A)
NET ASSET VALUE, BEGINNING
  OF PERIOD                              $ 8.45         $ 8.52         $  9.85
                                      ------------   ------------   ------------
Change in net assets
  from operations:
  Net investment income                    0.10           0.35 (b)        0.26
  Net realized and unrealized gains
     (losses) on investments (c)          (0.36)         (0.03)(b)       (1.33)
                                      ------------   ------------   ------------
  Total from investment operations        (0.26)          0.32           (1.07)
                                      ------------   ------------   ------------
Distributions:
  Net investment income                   (0.11)         (0.39)          (0.26)
                                      ------------   ------------   ------------
  Total Distributions                     (0.11)         (0.39)          (0.26)
                                      ------------   ------------   ------------
Paid-in capital from
  redemption fees                            --             --              --
                                      ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD           $ 8.08         $ 8.45         $  8.52
                                      ============   ============   ============
NET ASSETS, END OF PERIOD (000'S)        $  367         $  472         $   313

TOTAL RETURN (D) (E)                      (3.14)%         3.98%         (11.04)%
RATIOS/SUPPLEMENTAL DATA:
RATIOS OF EXPENSES TO AVERAGE NET
  ASSETS: (F)
  Before
     expense waivers/reimbursements        3.37%          2.56%           1.84%
  After
     expense waivers/reimbursements        2.40%          2.07%           1.72%
  After expense
     waivers/reimbursements
     excluding interest and
     dividend expense for
     securities sold short, if any         1.14%          1.14%           1.14%
RATIOS OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS: (F)
  Before
     expense waivers/reimbursements        1.49%          3.68%           4.05%
  After
     expense waivers/reimbursements        2.46%          4.17%           4.17%
Portfolio turnover rate (e) (g)             115%           184%            158%



--------------------------------------------------------------------------------

(a)  Commenced operations on February 28, 2008.
(b)  Per share data was calculated using weighted average shares outstanding method for the period.
(c)  Includes distributions of capital gains from underlying mutual funds.
(d)  Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)  Not annualized for periods less than one year.
(f)  Annualized for periods less than one year.
(g)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholders of the YieldQuest Funds pay ongoing expenses, such as advisory fees, ongoing operating expenses, and distribution and administration expenses with respect to Investor Class shares. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs in investing in other mutual funds. THIS EXAMPLE IS BASED ON AN INVESTMENT OF $1,000 INVESTED AT THE BEGINNING OF THE PERIOD AND HELD FOR THE ENTIRE PERIOD AS INDICATED BELOW.

Actual Expenses: The first set of tables provides information about actual account values and actual expenses. The shareholder may use the information in this table, together with the amount invested, to estimate the expenses that you would have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid" to estimate the expenses paid on the account during the period.

-----------------------------------------------------------------------------------------------------------
                                        BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                      ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD(A)    DURING PERIOD(A)
INSTITUTIONAL CLASS                      11/1/09         4/30/10      11/1/09 - 4/30/10   11/1/09 - 4/30/10
---------------------------------------------------- --------------- ------------------- ------------------
ACTUAL EXPENSES
---------------------------------------------------- --------------- ------------------- ------------------
Core Equity Fund                        $1,000.00       $1,147.50           $10.22               1.92%
---------------------------------------------------- --------------- ------------------- ------------------
Total Return Bond Fund                   1,000.00        1,005.50             9.80               1.97%
---------------------------------------------------- --------------- ------------------- ------------------
Tax-Exempt Bond Fund                     1,000.00          970.30            10.01               2.05%
---------------------------------------------------- --------------- ------------------- ------------------


Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund would be $6.34, $3.93, and $3.86, respectively.

(a) Expenses are equal to each Fund's annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.19%, 0.79%, and 0.79%, respectively.

----------------------------------------------------------------------------------------------------------
                                       BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                     ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD(B)    DURING PERIOD(B)
INVESTOR CLASS                          11/1/09         4/30/10      11/1/09 - 4/30/10   11/1/09 - 4/30/10
--------------------------------------------------- --------------- ------------------- ------------------
ACTUAL EXPENSES
--------------------------------------------------- --------------- ------------------- ------------------
Core Equity Fund                       $1,000.00       $1,146.00           $12.08               2.27%
--------------------------------------------------- --------------- ------------------- ------------------
Total Return Bond Fund                  1,000.00        1,003.80            11.53               2.32%
--------------------------------------------------- --------------- ------------------- ------------------
Tax-Exempt Bond Fund                    1,000.00          968.60            11.71               2.40%
--------------------------------------------------- --------------- ------------------- ------------------


Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would be $8.19, $5.66, and $5.56, respectively.

(b) Expenses are equal to each Fund's annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.54%, 1.14% and 1.14%, respectively.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second set of tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second set of tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------
                                        BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                      ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD(A)    DURING PERIOD(A)
INSTITUTIONAL CLASS                      11/1/09         4/30/10      11/1/09 - 4/30/10   11/1/09 - 4/30/10
---------------------------------------------------- --------------- ------------------- ------------------
HYPOTHETICAL EXPENSES
---------------------------------------------------- --------------- ------------------- ------------------
Core Equity Fund                        $1,000.00       $1,015.27           $ 9.59               1.92%
---------------------------------------------------- --------------- ------------------- ------------------
Total Return Bond Fund                   1,000.00        1,015.03             9.84               1.97%
---------------------------------------------------- --------------- ------------------- ------------------
Tax-Exempt Bond Fund                     1,000.00        1,014.63            10.24               2.05%
---------------------------------------------------- --------------- ------------------- ------------------


Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would be $5.96, $3.96, and $3.96, respectively.

(a) Expenses are equal to each Fund's annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.19%, 0.79%, and 0.79%, respectively.

----------------------------------------------------------------------------------------------------------
                                       BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                     ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD(B)    DURING PERIOD(B)
INVESTOR CLASS                          11/1/09         4/30/10      11/1/09 - 4/30/10   11/1/09 - 4/30/10
--------------------------------------------------- --------------- ------------------- ------------------
HYPOTHETICAL EXPENSES
--------------------------------------------------- --------------- ------------------- ------------------
Core Equity Fund                       $1,000.00       $1,013.54           $11.33               2.27%
--------------------------------------------------- --------------- ------------------- ------------------
Total Return Bond Fund                  1,000.00        1,013.29            11.58               2.32%
--------------------------------------------------- --------------- ------------------- ------------------
Tax-Exempt Bond Fund                    1,000.00        1,012.89            11.98               2.40%
--------------------------------------------------- --------------- ------------------- ------------------


Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor class of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would be $7.70, $5.71, and $5.71, respectively.

(b) Expenses are equal to each Fund's annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.54%, 1.14%, and 1.14%, respectively.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the YieldQuest Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

PROXY VOTING POLICY: Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE: Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable - only effective for annual reports.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              YieldQuest Funds Trust


By (Signature and Title)* /s/ Jay K. Chitnis
                          -------------------------------------------------
                          Jay K. Chitnis, President
                          (principal executive officer)

Date 6/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jay K. Chitnis
                          -------------------------------------------------
                          Jay K. Chitnis, President
                          (principal executive officer)

Date 6/28/10


By (Signature and Title)* /s/ David Summers
                          -------------------------------------------------
                          David Summers, Treasurer, Chief Financial Officer and Secretary
                          (principal financial officer)

Date 6/28/10

* Print the name and title of each signing officer under his or her signature.